American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity ETF (AVEM)
May 31, 2023

Avantis Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Brazil — 6.0%
3R Petroleum Oleo E Gas SA(1)	244,566	1,447,641
3R Petroleum Oleo E Gas SA(1)	44,327	262,381
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	36,000	10,573
AES Brasil Energia SA	146,110	350,781
Aliansce Sonae Shopping Centers SA	523,926	2,236,855
Alpargatas SA, Preference Shares(1)	62,700	130,015
Alupar Investimento SA	49,712	283,870
Ambev SA, ADR	1,163,534	3,246,260
Americanas SA(1)	99,443	21,169
Arezzo Industria e Comercio SA	7,300	106,162
Atacadao SA	172,300	324,338
Auren Energia SA	145,183	403,215
Azul SA, ADR(1)(2)	17,705	176,696
B3 SA - Brasil Bolsa Balcao	778,500	2,050,098
Banco ABC Brasil SA, Preference Shares	142,710	465,826
Banco BMG SA, Preference Shares	46,900	20,892
Banco Bradesco SA	329,798	860,037
Banco Bradesco SA, ADR	1,922,825	5,922,301
Banco BTG Pactual SA	408,200	2,110,478
Banco do Brasil SA	426,790	3,769,629
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	251,000	617,939
Banco Modal SA	189,300	90,671
Banco Pan SA, Preference Shares	145,900	187,792
Banco Santander Brasil SA, ADR(2)	258,821	1,483,044
BB Seguridade Participacoes SA	220,600	1,351,872
Bemobi Mobile Tech SA	28,100	78,485
Blau Farmaceutica SA	22,200	89,005
Boa Vista Servicos SA	113,200	169,801
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	265,037
Braskem SA, Class A, ADR(1)	63,504	559,470
BRF SA, ADR(1)(2)	488,315	800,837
C&A MODAS SA(1)	89,500	80,445
Camil Alimentos SA	65,500	89,859
CCR SA	796,200	2,123,388
Centrais Eletricas Brasileiras SA, ADR	248,594	1,735,186
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	353,079
Centro De Imagem Diagnosticos SA(1)	10,800	48,664
Cia Brasileira de Aluminio	85,400	87,869
Cia Brasileira de Distribuicao, ADR(1)(2)	444,294	1,421,741
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	229,889	2,395,443
Cia de Saneamento de Minas Gerais Copasa MG	256,000	1,006,177
Cia de Saneamento do Parana	141,200	567,772
Cia de Saneamento do Parana, Preference Shares	1,141,500	920,256
Cia Energetica de Minas Gerais, ADR	789,535	1,792,244
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	46,900	449,374
Cia Paranaense de Energia	86,000	113,236
Cia Paranaense de Energia, ADR	187,574	1,339,278
Cia Paranaense de Energia, Preference Shares	1,252,800	1,839,702

Cia Siderurgica Nacional SA, ADR	977,828	2,356,565
Cielo SA	1,012,000	933,546
Clear Sale SA(1)	38,200	45,554
Construtora Tenda SA(1)	101,900	164,300
Cosan SA	243,996	725,741
CPFL Energia SA	99,800	597,624
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	13,159
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	83,700	403,379
Cury Construtora e Incorporadora SA	81,500	220,244
CVC Brasil Operadora e Agencia de Viagens SA(1)	75,000	49,228
Cyrela Brazil Realty SA Empreendimentos e Participacoes	417,300	1,549,668
Desktop - Sigmanet Comunicacao Multimidia S.A	17,400	32,754
Dexco SA	232,111	402,613
Dexxos Participacoes SA	17,400	34,606
Direcional Engenharia SA	43,500	149,107
EcoRodovias Infraestrutura e Logistica SA	254,000	318,921
EDP - Energias do Brasil SA	391,700	1,778,875
Embraer SA, ADR(1)(2)	260,169	3,871,315
Empreendimentos Pague Menos SA	45,100	30,403
Enauta Participacoes SA	201,200	503,268
Energisa SA	258,800	2,248,106
Eneva SA(1)	355,700	801,382
Engie Brasil Energia SA	70,000	585,299
Equatorial Energia SA	474,700	2,635,819
Equatorial Energia SA(1)	6,645	36,884
Eternit SA	88,500	189,096
Eucatex SA Industria e Comercio, Preference Shares	16,500	33,434
Even Construtora e Incorporadora SA	47,100	59,603
Ez Tec Empreendimentos e Participacoes SA	69,000	238,691
Fleury SA	143,421	439,596
Fras-Le SA	35,437	84,798
Gafisa SA(1)	14,183	13,838
Gerdau SA, ADR	1,352,812	6,385,273
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	11,371	36,615
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	22,120	36,058
GPS Participacoes e Empreendimentos SA	35,800	105,848
Grendene SA	160,800	220,600
Grupo Mateus SA(1)	263,700	379,439
Guararapes Confeccoes SA	29,400	27,758
Hapvida Participacoes e Investimentos SA(1)	509,285	399,534
Hidrovias do Brasil SA(1)	235,500	143,900
Hypera SA	61,400	497,295
Iguatemi SA	476,694	2,044,598
Iguatemi SA	2	1
Infracommerce CXAAS SA(1)	3,800	1,124
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,400	235,351
Inter & Co., Inc.(1)	5,965	14,815
International Meal Co. Alimentacao SA, Class A(1)	63,300	27,075
Iochpe Maxion SA	159,900	405,006
Irani Papel e Embalagem SA	78,400	129,500
IRB-Brasil Resseguros SA(1)	44,593	331,373
Itau Unibanco Holding SA, ADR	2,077,026	10,675,914
Jalles Machado SA	92,200	143,753
JBS SA	156,100	519,995
JHSF Participacoes SA	302,300	277,673

Kepler Weber SA	102,400	164,500
Klabin SA	597,100	2,476,294
Lavvi Empreendimentos Imobiliarios Ltda	108,980	140,057
Light SA(1)	274,300	246,007
Localiza Rent a Car SA	315,976	3,905,090
Locaweb Servicos de Internet SA	218,700	326,759
LOG Commercial Properties e Participacoes SA	38,700	173,922
Log-in Logistica Intermodal SA(1)	31,467	311,426
Lojas Renner SA	172,700	664,820
LPS Brasil Consultoria de Imoveis SA	47,300	20,045
M Dias Branco SA	16,700	127,193
Magazine Luiza SA(1)	295,700	221,485
Mahle-Metal Leve SA	20,100	162,122
Marcopolo SA	4,900	3,487
Marcopolo SA, Preference Shares	428,600	391,149
Marfrig Global Foods SA	249,200	325,174
Marisa Lojas SA(1)	43,087	5,520
Meliuz SA(1)	207,300	36,775
Metalurgica Gerdau SA, Preference Shares	674,400	1,486,171
Mills Estruturas e Servicos de Engenharia SA	204,100	466,268
Minerva SA	236,100	477,012
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	17,535
Movida Participacoes SA	146,000	292,673
MRV Engenharia e Participacoes SA	113,900	224,733
Multilaser Industrial SA(1)	127,700	63,431
Multiplan Empreendimentos Imobiliarios SA	116,500	609,447
Natura & Co. Holding SA(1)	51,756	141,497
Odontoprev SA	180,340	381,418
Omega Energia SA(1)	82,409	157,564
Petroleo Brasileiro SA, ADR	1,132,879	13,073,424
Petroleo Brasileiro SA, ADR, Preference Shares	1,449,563	14,901,508
Petroreconcavo SA	78,200	265,892
Plano & Plano Desenvolvimento Imobiliario SA	21,700	32,080
Porto Seguro SA	25,400	119,858
Portobello SA	79,200	106,000
Positivo Tecnologia SA	74,100	99,174
PRIO SA(1)	316,200	2,128,443
Qualicorp Consultoria e Corretora de Seguros SA	50,200	44,230
Raia Drogasil SA	273,728	1,537,707
Randon SA Implementos e Participacoes, Preference Shares	91,300	192,559
Rede D'Or Sao Luiz SA	176,343	1,006,969
Romi SA	62,482	206,167
Rumo SA	400,600	1,641,629
Santos Brasil Participacoes SA	286,400	563,960
Sao Martinho SA	100,800	718,652
Sendas Distribuidora SA, ADR	174,810	1,865,223
Ser Educacional SA(1)	19,800	15,260
SIMPAR SA	143,700	261,721
Sinqia SA	19,700	77,312
SLC Agricola SA	97,108	659,981
Smartfit Escola de Ginastica e Danca SA(1)	36,500	134,538
StoneCo Ltd., A Shares(1)	284,854	3,569,221
Suzano SA, ADR	406,648	3,606,968
SYN prop e tech SA(1)	61,800	46,777
Taurus Armas SA, Preference Shares	61,600	181,159

Tegma Gestao Logistica SA	17,000	74,892
Telefonica Brasil SA, ADR(2)	51,710	409,543
TIM SA, ADR(2)	153,503	2,101,456
TOTVS SA	274,300	1,562,547
Transmissora Alianca de Energia Eletrica SA	110,800	814,189
Tres Tentos Agroindustrial SA	35,800	84,114
Trisul SA	18,100	17,196
Tupy SA	56,600	282,147
Ultrapar Participacoes SA, ADR(2)	956,114	3,164,737
Unipar Carbocloro SA, Class B Preference Shares	96,460	1,300,888
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	419,000	582,254
Vale SA, ADR	1,560,797	19,790,906
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,600	84,563
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	157,000	396,113
Via SA(1)	1,810,500	852,915
Vibra Energia SA	629,000	1,997,357
Vivara Participacoes SA	3,800	19,085
Vulcabras Azaleia SA	30,900	95,685
WEG SA	290,200	2,175,370
Wilson Sons Holdings Brasil SA	53,600	112,307
Wiz Co.	47,900	54,856
XP, Inc., Class A(1)(2)	8,935	157,703
YDUQS Participacoes SA(1)	48,300	134,428
Zamp SA(1)	114,700	88,173
		188,272,207
Cayman Islands†
Super Hi International Holding Ltd.(1)	98,000	176,818
Chile — 0.6%
Aguas Andinas SA, A Shares	1,514,980	502,746
Banco de Chile	17,253,716	1,744,532
Banco de Credito e Inversiones SA	29,734	874,027
Banco Itau Chile SA	9,942	103,289
Banco Santander Chile, ADR	102,102	1,773,512
Besalco SA	44,236	25,777
CAP SA	65,316	453,589
Cencosud SA	592,777	1,125,537
Cencosud Shopping SA	172,732	272,957
Cia Cervecerias Unidas SA, ADR	20,801	309,935
Cia Sud Americana de Vapores SA	8,560,532	623,013
Colbun SA	9,493,041	1,399,453
Embotelladora Andina SA, Class B Preference Shares	303,175	775,936
Empresa Nacional de Telecomunicaciones SA	126,489	485,637
Empresas CMPC SA	839,190	1,434,902
Empresas COPEC SA	159,212	1,150,840
Enel Americas SA(1)	6,738,218	877,627
Enel Chile SA	27,202,518	1,497,808
Engie Energia Chile SA(1)	294,007	254,079
Falabella SA	59,522	131,168
Forus SA	124	215
Grupo Security SA	164,860	41,520
Inversiones Aguas Metropolitanas SA	44,542	34,823
Parque Arauco SA	580,504	817,001
Ripley Corp. SA	828,763	153,474

Sociedad Quimica y Minera de Chile SA, ADR	51,915	3,331,385
Vina Concha y Toro SA	25,279	28,774
		20,223,556
China — 26.0%
361 Degrees International Ltd.(1)(2)	432,000	195,454
3SBio, Inc.	2,134,000	2,161,636
AAC Technologies Holdings, Inc.(2)	954,500	1,956,961
AAG Energy Holdings Ltd.(1)	1,668,000	377,184
Agile Group Holdings Ltd.(1)(2)	2,024,000	310,575
Agora, Inc., ADR(1)	37,989	104,090
Agricultural Bank of China Ltd., H Shares	10,003,000	3,769,559
Air China Ltd., H Shares(1)	54,000	41,045
AK Medical Holdings Ltd.	230,000	205,180
Alibaba Group Holding Ltd., ADR(1)	764,806	60,840,317
Alibaba Pictures Group Ltd.(1)(2)	11,160,000	570,805
A-Living Smart City Services Co. Ltd.	1,215,250	758,300
Alliance International Education Leasing Holdings Ltd.(1)(2)	382,000	272,626
Aluminum Corp. of China Ltd., H Shares	2,578,000	1,140,861
Anhui Conch Cement Co. Ltd., H Shares	724,000	1,921,880
Anhui Expressway Co. Ltd., H Shares	304,000	310,172
ANTA Sports Products Ltd.	903,600	9,235,423
Antengene Corp. Ltd.(1)	98,500	23,270
Anton Oilfield Services Group(1)	330,000	17,679
Archosaur Games, Inc.(1)(2)	151,000	75,246
Ascletis Pharma, Inc.(1)	185,000	43,907
Asia Cement China Holdings Corp.	188,500	81,327
AsiaInfo Technologies Ltd.	17,600	28,066
Autohome, Inc., ADR	104,593	2,993,452
BAIC Motor Corp. Ltd., H Shares	266,000	68,634
Baidu, Inc., ADR(1)	33,737	4,144,590
BAIOO Family Interactive Ltd.	448,000	22,320
Bairong, Inc.(1)(2)	27,500	33,452
Bank of China Ltd., H Shares	42,048,000	16,459,998
Bank of Chongqing Co. Ltd., H Shares	216,000	121,635
Bank of Communications Co. Ltd., H Shares	3,649,000	2,352,692
BeiGene Ltd., ADR(1)	11,267	2,489,218
Beijing Capital International Airport Co. Ltd., H Shares(1)	886,000	618,112
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	14,386
Beijing Enterprises Holdings Ltd.	372,000	1,437,497
Beijing Enterprises Water Group Ltd.	3,050,000	748,067
Beijing Jingneng Clean Energy Co. Ltd., H Shares	956,000	224,672
Beijing North Star Co. Ltd., H Shares(1)	4,000	399
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	579,000	1,080,625
Bilibili, Inc., ADR(1)(2)	260	4,072
Binjiang Service Group Co. Ltd.	52,500	133,253
BOC Aviation Ltd.	399,000	2,929,667
BOE Varitronix Ltd.	507,000	675,069
Bosideng International Holdings Ltd.	4,706,000	1,953,841
Brii Biosciences Ltd.(1)(2)	109,000	52,019
BYD Co. Ltd., H Shares	157,500	4,756,102
BYD Electronic International Co. Ltd.	1,198,000	3,487,227
C&D International Investment Group Ltd.	332,980	836,491
C&D Property Management Group Co. Ltd.	200,000	100,539
Cabbeen Fashion Ltd.	102,000	11,581

Canaan, Inc., ADR(1)(2)	487,155	993,796
Cango, Inc., ADR	4,407	5,156
Canvest Environmental Protection Group Co. Ltd.(2)	520,000	252,895
Cathay Media & Education Group, Inc.	96,000	17,180
Central China Management Co. Ltd.	499,000	20,429
Central China New Life Ltd.(1)	385,000	129,018
Central China Real Estate Ltd.	218,000	3,789
CGN Mining Co. Ltd.(1)	3,595,000	376,386
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	22,919
Chaowei Power Holdings Ltd.	168,000	33,464
Cheerwin Group Ltd.	115,000	24,987
Chen Lin Education Group Holdings Ltd.(1)	16,000	4,088
China Automotive Systems, Inc.(1)	5,187	23,964
China BlueChemical Ltd., H Shares	2,172,000	477,205
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	147,397
China Cinda Asset Management Co. Ltd., H Shares	11,702,000	1,299,717
China CITIC Bank Corp. Ltd., H Shares	6,074,000	3,197,296
China Coal Energy Co. Ltd., H Shares	1,773,000	1,340,539
China Communications Services Corp. Ltd., H Shares	3,678,000	1,749,187
China Conch Venture Holdings Ltd.	1,552,500	1,950,198
China Construction Bank Corp., H Shares	49,207,000	31,476,764
China Datang Corp. Renewable Power Co. Ltd., H Shares	5,350,000	1,928,636
China Dongxiang Group Co. Ltd.	1,053,000	39,003
China East Education Holdings Ltd.(2)	1,414,000	581,755
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	116,000	39,089
China Education Group Holdings Ltd.(2)	1,463,000	1,187,123
China Everbright Bank Co. Ltd., H Shares	1,792,000	551,389
China Everbright Environment Group Ltd.	4,251,000	1,661,643
China Everbright Greentech Ltd.(2)	289,000	46,886
China Everbright Ltd.	984,000	629,626
China Everbright Water Ltd. (Singapore)(2)	138,500	20,509
China Feihe Ltd.	5,788,000	3,366,288
China Foods Ltd.	282,000	90,079
China Galaxy Securities Co. Ltd., H Shares	3,074,500	1,657,138
China Gas Holdings Ltd.	2,347,600	2,662,437
China General Education Group Ltd.(1)	60,000	23,830
China Glass Holdings Ltd.(2)	622,000	72,276
China Hanking Holdings Ltd.	175,000	16,796
China Harmony Auto Holding Ltd.(2)	269,500	30,285
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	146,181
China Hongqiao Group Ltd.	3,541,500	2,513,347
China International Capital Corp. Ltd., H Shares	914,400	1,672,685
China Kepei Education Group Ltd.	130,000	41,694
China Lesso Group Holdings Ltd.	1,601,000	1,058,592
China Life Insurance Co. Ltd., Class H	1,559,865	2,634,676
China Lilang Ltd.	164,000	85,880
China Literature Ltd.(1)	357,600	1,352,800
China Longyuan Power Group Corp. Ltd., H Shares	2,195,000	2,463,886
China Maple Leaf Educational Systems Ltd.(1)	230,000	294
China Medical System Holdings Ltd.	2,259,000	3,180,400
China Meidong Auto Holdings Ltd.	556,000	715,543
China Mengniu Dairy Co. Ltd.(1)	3,031,000	11,780,417
China Merchants Bank Co. Ltd., H Shares	2,393,000	11,127,812
China Merchants Land Ltd.	148,000	7,757
China Merchants Port Holdings Co. Ltd.	2,785,258	4,040,292

China Minsheng Banking Corp. Ltd., H Shares(2)	4,727,000	1,870,651
China Modern Dairy Holdings Ltd.(2)	2,304,000	270,711
China National Building Material Co. Ltd., H Shares	5,298,000	2,998,403
China New Higher Education Group Ltd.	2,107,000	645,470
China Nonferrous Mining Corp. Ltd.	2,176,000	1,044,924
China Oil & Gas Group Ltd.(1)	280,000	8,908
China Oriental Group Co. Ltd.	530,000	71,816
China Pacific Insurance Group Co. Ltd., H Shares	1,712,600	4,334,902
China Petroleum & Chemical Corp., Class H	16,778,300	10,565,503
China Power International Development Ltd.	4,334,000	1,650,692
China Railway Group Ltd., H Shares	6,084,000	4,008,960
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	57,611
China Rare Earth Holdings Ltd.(1)	604,000	31,616
China Reinsurance Group Corp., H Shares	302,000	20,812
China Renaissance Holdings Ltd.(1)(2)	202,700	188,192
China Resources Beer Holdings Co. Ltd.	810,000	5,113,173
China Resources Cement Holdings Ltd.	5,754,000	2,095,529
China Resources Gas Group Ltd.	170,400	561,017
China Resources Land Ltd.	1,346,000	5,038,018
China Resources Medical Holdings Co. Ltd.	1,974,500	1,554,926
China Resources Mixc Lifestyle Services Ltd.	597,600	2,720,791
China Resources Pharmaceutical Group Ltd.	1,566,000	1,503,443
China Resources Power Holdings Co. Ltd.	2,644,000	6,104,567
China Risun Group Ltd.	2,421,000	1,032,666
China Ruyi Holdings Ltd.(1)(2)	1,068,000	238,707
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	45,280
China SCE Group Holdings Ltd.(2)	2,606,000	161,472
China Shenhua Energy Co. Ltd., H Shares	2,531,500	8,002,864
China Shineway Pharmaceutical Group Ltd.	316,000	347,322
China Shuifa Singyes Energy Holdings Ltd.(1)(2)	434,000	31,064
China Silver Group Ltd.(1)	376,000	17,043
China South City Holdings Ltd.(1)(2)	2,488,000	143,134
China Southern Airlines Co. Ltd., H Shares(1)	364,000	209,632
China Starch Holdings Ltd.	1,320,000	31,550
China Sunshine Paper Holdings Co. Ltd.	645,500	222,492
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	452,237
China Taiping Insurance Holdings Co. Ltd.	2,080,600	2,165,590
China Tobacco International HK Co. Ltd.	6,000	7,080
China Tower Corp. Ltd., H Shares	51,722,000	5,680,718
China Traditional Chinese Medicine Holdings Co. Ltd.	3,048,000	1,465,877
China Travel International Investment Hong Kong Ltd.(1)	1,524,000	291,918
China Vanke Co. Ltd., H Shares	2,913,700	3,848,866
China Water Affairs Group Ltd.	606,000	447,106
China Xinhua Education Group Ltd.	42,000	4,132
China XLX Fertiliser Ltd.	752,000	404,035
China Yongda Automobiles Services Holdings Ltd.	1,651,000	871,251
China Youran Dairy Group Ltd.(2)	683,000	152,630
China Yuhua Education Corp. Ltd.(1)	1,864,000	221,466
China ZhengTong Auto Services Holdings Ltd.(1)	518,000	39,053
Chindata Group Holdings Ltd., ADR(1)	51,562	293,903
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	235,523
Chow Tai Fook Jewellery Group Ltd.(2)	1,054,000	1,865,635
CIFI Ever Sunshine Services Group Ltd.	1,006,000	391,842
CIFI Holdings Group Co. Ltd.(2)	2,891,616	280,652
CIMC Enric Holdings Ltd.	1,622,000	1,337,089

CIMC Vehicles Group Co. Ltd., Class H	20,000	14,718
CITIC Ltd.	3,787,000	4,372,226
CITIC Securities Co. Ltd., H Shares	1,322,950	2,435,995
CMGE Technology Group Ltd.(1)(2)	1,064,000	270,473
CMOC Group Ltd., H Shares	1,647,000	861,266
CNFinance Holdings Ltd., ADR(1)(2)	5,468	16,131
COFCO Joycome Foods Ltd.(1)(2)	3,040,000	710,963
Concord New Energy Group Ltd.	8,940,000	787,342
Consun Pharmaceutical Group Ltd.	108,000	66,044
Coolpad Group Ltd.(1)	1,854,000	12,289
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	136,000	114,681
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	3,709,749	3,268,940
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	54,500
COSCO SHIPPING Ports Ltd.	1,631,118	1,027,004
Country Garden Holdings Co. Ltd.(2)	14,221,339	2,620,606
CPMC Holdings Ltd.(2)	165,000	86,002
Crazy Sports Group Ltd.(1)	902,000	19,939
CSPC Pharmaceutical Group Ltd.	13,899,760	12,109,945
CSSC Hong Kong Shipping Co. Ltd.	620,000	106,857
Dali Foods Group Co. Ltd.	1,591,000	530,691
Daqo New Energy Corp., ADR(1)	78,554	2,824,016
Datang International Power Generation Co. Ltd., H Shares	38,000	7,765
Dexin China Holdings Co. Ltd.	444,000	20,982
Differ Group Auto Ltd.(2)	546,000	5,511
Digital China Holdings Ltd.	836,000	340,643
Dongfeng Motor Group Co. Ltd., Class H	3,792,000	1,642,138
Dongyue Group Ltd.	3,097,000	2,708,417
Duiba Group Ltd.(1)	119,600	5,959
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,555
East Buy Holding Ltd.(1)(2)	228,000	847,755
E-House China Enterprise Holdings Ltd.(1)(2)	622,200	24,961
Emeren Group Ltd., ADR(1)	44,262	148,278
ENN Energy Holdings Ltd.	292,900	3,411,027
Essex Bio-technology Ltd.	120,000	55,025
EVA Precision Industrial Holdings Ltd.(2)	1,202,000	113,581
Everest Medicines Ltd.(1)(2)	103,000	143,065
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	173,801
Fanhua, Inc., ADR(1)(2)	23,222	185,776
FIH Mobile Ltd.(1)(2)	1,321,000	128,108
FinVolution Group, ADR	370,852	1,431,489
Fire Rock Holdings Ltd.(1)(2)	186,000	238
First Tractor Co. Ltd., H Shares(2)	202,000	96,099
Flat Glass Group Co. Ltd., H Shares(2)	39,000	109,672
Fosun International Ltd.	1,634,500	1,078,016
Fountain SET Holdings Ltd.(1)	26,000	2,125
Fu Shou Yuan International Group Ltd.	1,071,000	781,232
Fufeng Group Ltd.	3,206,000	1,749,672
Fullshare Holdings Ltd.(1)(2)	8,515,000	76,195
Fuyao Glass Industry Group Co. Ltd., H Shares	180,800	658,441
Ganfeng Lithium Group Co. Ltd., H Shares	105,480	667,664
Gaotu Techedu, Inc., ADR(1)	96,072	226,730
GCL New Energy Holdings Ltd.(1)	336,237	21,944
GCL Technology Holdings Ltd.	12,533,000	2,721,685
GDS Holdings Ltd., Class A(1)	590,300	721,769
Geely Automobile Holdings Ltd.	6,041,000	7,037,735

Gemdale Properties & Investment Corp. Ltd.	2,760,000	144,672
Genertec Universal Medical Group Co. Ltd.	1,709,000	1,016,572
GF Securities Co. Ltd., H Shares	1,053,600	1,465,134
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	561
Global Cord Blood Corp.(1)(2)	18,571	55,483
Glorious Property Holdings Ltd.(1)	130,000	1,065
Glory Health Industry Ltd.(1)	17,000	326
GOME Retail Holdings Ltd.(1)(2)	18,683,000	250,524
Goodbaby International Holdings Ltd.(1)	338,000	25,070
Grand Baoxin Auto Group Ltd.(1)	22,000	728
Grand Pharmaceutical Group Ltd.	909,000	589,788
Great Wall Motor Co. Ltd., H Shares(2)	316,000	324,790
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	36,394
Greenland Hong Kong Holdings Ltd.	321,000	17,223
Greentown China Holdings Ltd.	501,000	470,777
Greentown Management Holdings Co. Ltd.	207,000	171,071
Guangzhou Automobile Group Co. Ltd., H Shares	926,000	531,358
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	2,981,600	446,086
Guotai Junan Securities Co. Ltd., H Shares	69,200	85,180
H World Group Ltd., ADR(1)	89,882	3,291,479
Haidilao International Holding Ltd.(2)	1,437,000	3,026,775
Haier Smart Home Co. Ltd., H Shares	1,032,400	2,952,892
Hainan Meilan International Airport Co. Ltd., H Shares(1)	147,000	248,408
Haitian International Holdings Ltd.	887,000	2,015,571
Haitong Securities Co. Ltd., H Shares	2,809,600	1,866,113
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	178,065
Hansoh Pharmaceutical Group Co. Ltd.	314,000	522,621
Harbin Electric Co. Ltd., H Shares	654,000	247,166
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	3,416
Hello Group, Inc., ADR	399,392	3,223,093
Hengan International Group Co. Ltd.	1,189,500	5,057,192
Hilong Holding Ltd.(1)	968,000	24,468
Hisense Home Appliances Group Co. Ltd., H Shares	391,000	773,465
Hollysys Automation Technologies Ltd.(1)	116,800	1,840,768
Homeland Interactive Technology Ltd.	142,000	32,985
Honworld Group Ltd.(1)	7,500	710
Hope Education Group Co. Ltd.(1)(2)	7,688,000	550,396
Hopson Development Holdings Ltd.	247,443	209,386
Hua Hong Semiconductor Ltd.(1)	956,000	3,095,066
Huabao International Holdings Ltd.(2)	578,000	228,021
Huadian Power International Corp. Ltd., H Shares(2)	132,000	73,308
Huaneng Power International, Inc., H Shares(1)	3,212,000	2,064,474
Huatai Securities Co. Ltd., H Shares	1,377,200	1,722,891
Huaxi Holdings Co. Ltd.(1)	4,000	701
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	76,673
Huijing Holdings Co. Ltd.(2)	516,000	3,361
HUYA, Inc., ADR(1)	109,034	317,289
Hygeia Healthcare Holdings Co. Ltd.(2)	106,600	625,472
iDreamSky Technology Holdings Ltd.(1)(2)	281,200	107,833
Industrial & Commercial Bank of China Ltd., H Shares	25,779,000	13,767,022
Ingdan, Inc.(2)	198,000	33,647
Inkeverse Group Ltd.(1)	1,928,000	197,046
Innovent Biologics, Inc.(1)	162,000	760,031
iQIYI, Inc., ADR(1)	425,644	1,728,115
IVD Medical Holding Ltd.	3,000	516

JD Health International, Inc.(1)	242,300	1,494,534
JD.com, Inc., ADR	65,273	2,127,900
JD.com, Inc., Class A	36,345	592,118
JH Educational Technology, Inc.(1)	102,000	13,455
Jiangsu Expressway Co. Ltd., H Shares	692,000	669,520
Jiangxi Copper Co. Ltd., H Shares	950,000	1,431,372
Jiayuan International Group Ltd.(1)	2,194,000	48,473
Jinchuan Group International Resources Co. Ltd.(2)	2,577,000	136,565
Jingrui Holdings Ltd.(1)(2)	10,000	195
Jinke Smart Services Group Co. Ltd., H Shares(2)	114,400	157,605
Jinxin Fertility Group Ltd.(2)	4,610,500	2,381,435
Jiumaojiu International Holdings Ltd.	464,000	795,591
JNBY Design Ltd.	126,000	123,465
Joy Spreader Group, Inc.(1)(2)	363,000	40,362
JOYY, Inc., ADR	50,013	1,240,322
Jutal Offshore Oil Services Ltd.(1)	186,000	10,338
Kangji Medical Holdings Ltd.	152,500	165,472
Kanzhun Ltd., ADR(1)	55,188	765,458
KE Holdings, Inc., ADR(1)	614,425	8,749,412
Keymed Biosciences, Inc.(1)	363,500	1,893,836
Kingboard Holdings Ltd.	872,500	2,350,886
Kingboard Laminates Holdings Ltd.	1,351,500	1,236,832
Kingdee International Software Group Co. Ltd.(1)	1,259,000	1,673,699
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	57,230	255,246
Kingsoft Corp. Ltd.	525,600	1,910,802
Kuaishou Technology(1)	156,500	1,061,977
Kunlun Energy Co. Ltd.	3,146,000	2,509,392
KWG Group Holdings Ltd.(1)(2)	1,925,000	152,555
KWG Living Group Holdings Ltd.(2)	1,096,249	114,915
Lee & Man Paper Manufacturing Ltd.	926,000	313,634
Lenovo Group Ltd.	5,680,000	5,339,538
Leoch International Technology Ltd.	122,000	18,568
LexinFintech Holdings Ltd., ADR(1)	125,261	251,775
Li Auto, Inc., ADR(1)	229,379	6,663,460
Li Ning Co. Ltd.	1,704,000	9,155,626
Lifetech Scientific Corp.(1)	3,612,000	1,074,271
Linklogis, Inc., Class B(2)	1,115,000	416,050
Logan Group Co. Ltd.(1)(2)	211,000	18,867
Longfor Group Holdings Ltd.	1,016,000	1,956,574
Lonking Holdings Ltd.	1,310,000	192,535
Lufax Holding Ltd., ADR	426,436	545,838
Luye Pharma Group Ltd.(1)	2,256,000	1,006,087
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	312,814
Maanshan Iron & Steel Co. Ltd., H Shares(2)	60,000	10,882
Maoyan Entertainment(1)(2)	173,200	143,421
Meitu, Inc.(2)	4,060,000	933,738
Meituan, Class B(1)	832,410	11,688,099
Metallurgical Corp. of China Ltd., H Shares	198,000	48,545
Midea Real Estate Holding Ltd.(2)	475,200	414,744
MINISO Group Holding Ltd., ADR	136,268	2,071,274
Minsheng Education Group Co. Ltd.	254,000	10,729
Minth Group Ltd.	1,530,000	3,827,532
MMG Ltd.(1)	5,012,000	1,505,502
Mobvista, Inc.(1)(2)	142,000	67,142
Mulsanne Group Holding Ltd.(1)	87,500	22,332

Nam Tai Property, Inc.(1)	9,475	30,320
NetDragon Websoft Holdings Ltd.	347,500	627,360
NetEase, Inc., ADR	281,044	23,911,224
New China Life Insurance Co. Ltd., H Shares	802,700	2,076,176
New Horizon Health Ltd.(1)(2)	253,500	910,665
New Oriental Education & Technology Group, Inc., ADR(1)(2)	97,665	3,679,041
Nexteer Automotive Group Ltd.	864,000	386,229
Nine Dragons Paper Holdings Ltd.	1,954,000	1,083,676
NIO, Inc., ADR(1)	278,816	2,099,484
Niu Technologies, ADR(1)(2)	15,203	53,363
Noah Holdings Ltd., ADR(1)	33,764	524,017
Nongfu Spring Co. Ltd., H Shares(2)	661,600	3,547,224
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	5,186	17,581
Orient Overseas International Ltd.	387,500	4,720,888
PDD Holdings, Inc., ADR(1)	191,031	12,478,145
Peijia Medical Ltd.(1)	27,000	23,534
People's Insurance Co. Group of China Ltd., H Shares	4,725,000	1,786,581
Perennial Energy Holdings Ltd.	320,000	61,690
PetroChina Co. Ltd., Class H	9,128,200	5,900,370
Pharmaron Beijing Co. Ltd., H Shares	20,450	75,528
PICC Property & Casualty Co. Ltd., H Shares	6,038,000	7,202,795
Ping An Healthcare & Technology Co. Ltd.(1)(2)	211,600	489,471
Ping An Insurance Group Co. of China Ltd., H Shares	3,913,282	24,834,414
Poly Property Group Co. Ltd.	2,085,844	463,903
Pop Mart International Group Ltd.(2)	91,000	200,085
Postal Savings Bank of China Co. Ltd., H Shares	4,574,000	2,873,882
Pou Sheng International Holdings Ltd.	171,000	15,100
Powerlong Real Estate Holdings Ltd.(2)	327,000	37,242
Prinx Chengshan Holdings Ltd.	1,000	786
Q Technology Group Co. Ltd.(1)(2)	324,000	127,919
Qifu Technology, Inc., ADR	216,273	2,973,754
Radiance Holdings Group Co. Ltd.(1)(2)	1,142,000	521,010
Redco Properties Group Ltd.(1)(2)	44,000	7,473
Road King Infrastructure Ltd.(1)	27,000	9,598
Ronshine China Holdings Ltd.(1)(2)	202,500	7,256
Sany Heavy Equipment International Holdings Co. Ltd.	473,000	624,101
SCE Intelligent Commercial Management Holdings Ltd.	165,000	29,726
Seazen Group Ltd.(1)	4,964,000	875,756
Shandong Gold Mining Co. Ltd., H Shares	162,000	309,238
Shandong Hi-Speed New Energy Group Ltd.(1)(2)	7,260,000	55,660
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,264,000	1,866,372
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	53,136
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	251,942
Shanghai Industrial Holdings Ltd.	576,000	807,646
Shanghai Industrial Urban Development Group Ltd.(1)	403,600	22,933
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	603,200	1,202,157
Shanghai Pioneer Holding Ltd.	123,000	39,120
Shenzhen Expressway Corp. Ltd., H Shares	416,000	344,292
Shenzhen International Holdings Ltd.	1,580,500	1,252,988
Shenzhen Investment Ltd.	1,130,000	199,067
Shenzhou International Group Holdings Ltd.	389,700	3,155,550
Shimao Group Holdings Ltd.(1)	245,000	313
Shimao Services Holdings Ltd.(1)(2)	1,109,000	210,000
Shinsun Holdings Group Co. Ltd.(1)	641,000	14,325
Shoucheng Holdings Ltd.	312,800	83,537

Shougang Fushan Resources Group Ltd.	2,999,249	919,562
Shui On Land Ltd.	11,278,500	1,354,074
Sihuan Pharmaceutical Holdings Group Ltd.	4,685,000	442,594
Simcere Pharmaceutical Group Ltd.(2)	1,322,000	1,279,525
Sino Biopharmaceutical Ltd.	15,295,500	7,291,618
Sino-Ocean Group Holding Ltd.(1)	2,966,500	180,104
Sinopec Engineering Group Co. Ltd., H Shares	1,950,000	826,319
Sinopec Kantons Holdings Ltd.	482,000	174,848
Sinopec Shanghai Petrochemical Co. Ltd., Class H	318,400	49,230
Sinopharm Group Co. Ltd., H Shares	2,025,200	6,638,737
Sinotrans Ltd., H Shares	138,000	45,643
Sinotruk Hong Kong Ltd.	265,000	375,415
Skyworth Group Ltd.	2,901,087	1,450,041
SOHO China Ltd.(1)(2)	1,023,000	151,704
Sohu.com Ltd., ADR(1)	44,427	502,914
South Manganese Investment Ltd.(1)(2)	1,045,000	66,059
SSY Group Ltd.	1,950,000	1,200,616
Sun King Technology Group Ltd.(1)	708,000	142,067
Sunac Services Holdings Ltd.(2)	1,424,000	389,641
Sunny Optical Technology Group Co. Ltd.	728,100	6,853,600
Sunpower Group Ltd.	104,600	25,549
SY Holdings Group Ltd.(2)	180,500	132,788
TAL Education Group, ADR(1)	150,468	817,041
TCL Electronics Holdings Ltd.	417,000	171,011
Tencent Holdings Ltd.	1,588,400	62,859,841
Tencent Music Entertainment Group, ADR(1)	402,162	2,791,004
Tian Ge Interactive Holdings Ltd.	9,000	460
Tian Lun Gas Holdings Ltd.	137,500	105,261
Tiangong International Co. Ltd.	1,812,000	489,744
Tianneng Power International Ltd.(2)	2,110,000	2,425,774
Tibet Water Resources Ltd.(1)	19,000	1,144
Times China Holdings Ltd.(1)(2)	1,901,000	115,484
Times Neighborhood Holdings Ltd.	545,000	34,622
Tingyi Cayman Islands Holding Corp.	2,252,000	3,373,461
Tong Ren Tang Technologies Co. Ltd., H Shares	699,000	618,627
Tongcheng Travel Holdings Ltd.(1)	52,000	103,801
Tongda Group Holdings Ltd.(1)	2,745,000	31,886
Tongdao Liepin Group(1)	68,800	75,394
Topsports International Holdings Ltd.	2,621,000	2,036,587
Towngas Smart Energy Co. Ltd.(1)	588,000	261,348
TravelSky Technology Ltd., H Shares	918,000	1,674,708
Trigiant Group Ltd.(1)	28,000	1,359
Trip.com Group Ltd., ADR(1)	232,569	7,344,529
Truly International Holdings Ltd.	2,460,000	257,459
Tsaker New Energy Tech Co. Ltd.	123,500	20,808
Tsingtao Brewery Co. Ltd., H Shares	428,000	3,684,876
Tuya, Inc., ADR(1)	16,113	31,904
Uni-President China Holdings Ltd.	1,769,000	1,537,392
United Strength Power Holdings Ltd.	21,000	15,028
Untrade.Ch Wood Opti(1)	8,000	10
Up Fintech Holding Ltd., ADR(1)(2)	34,340	104,050
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	34,091
Vinda International Holdings Ltd.	569,000	1,369,665
Vipshop Holdings Ltd., ADR(1)	685,253	9,812,823
Viva Biotech Holdings(1)(2)	650,000	126,708

Vnet Group, Inc., ADR(1)(2)	257,345	661,377
Want Want China Holdings Ltd.	5,378,000	3,599,633
Wasion Holdings Ltd.	82,000	33,407
Weibo Corp., ADR	155,554	2,173,089
Weichai Power Co. Ltd., H Shares	604,000	820,065
Weiqiao Textile Co., H Shares(1)	80,000	14,311
West China Cement Ltd.	4,332,000	459,396
Wison Engineering Services Co. Ltd.(1)(2)	19,000	778
Wuling Motors Holdings Ltd.(2)	800,000	68,431
WuXi AppTec Co. Ltd., H Shares	74,704	614,444
Wuxi Biologics Cayman, Inc.(1)	694,000	3,553,123
X Financial, ADR(1)	464	1,554
Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,406,000	787,240
Ximei Resources Holding Ltd.(1)	35,000	13,421
Xin Point Holdings Ltd.(2)	57,000	18,273
Xingda International Holdings Ltd.	154,482	31,367
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	230,000	170,375
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	367,400	266,539
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	40,237
Xinte Energy Co. Ltd., H Shares(1)(2)	1,136,000	2,420,189
Xinyi Energy Holdings Ltd.(2)	1,454,199	419,941
Xinyi Solar Holdings Ltd.	2,714,976	2,681,898
XPeng, Inc., Class A, ADR(1)	31,117	245,202
Yadea Group Holdings Ltd.	1,168,000	2,327,791
Yankuang Energy Group Co. Ltd., H Shares	1,416,000	3,590,236
Yeahka Ltd.(1)(2)	238,400	609,937
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	265,400	222,848
Yidu Tech, Inc.(1)(2)	476,200	301,058
Yihai International Holding Ltd.(1)	510,000	1,131,577
Yixin Group Ltd.(2)	184,500	18,387
YuanShengTai Dairy Farm Ltd.(1)	190,000	3,621
Yuexiu Property Co. Ltd.(2)	2,306,400	2,498,439
Yuexiu Services Group Ltd.	371,500	138,645
Yuexiu Transport Infrastructure Ltd.	1,580,000	750,216
Yum China Holdings, Inc.	141,499	7,989,034
Yuzhou Group Holdings Co. Ltd.(1)(2)	1,722,955	45,366
Zengame Technology Holding Ltd.	672,000	314,534
Zhaojin Mining Industry Co. Ltd., H Shares	1,389,000	1,978,012
Zhejiang Expressway Co. Ltd., H Shares	2,516,000	1,863,388
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	116,510
Zhenro Properties Group Ltd.(1)	2,338,000	31,100
Zhong An Group Ltd.(1)	415,000	10,381
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	1,127
Zhongsheng Group Holdings Ltd.	457,000	1,686,644
Zhongyu Energy Holdings Ltd.	175,000	135,256
Zhou Hei Ya International Holdings Co. Ltd.(2)	895,000	347,954
Zhuguang Holdings Group Co. Ltd.(1)(2)	616,000	51,930
Zijin Mining Group Co. Ltd., H Shares	3,750,000	5,100,577
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	608,400	283,312
ZTO Express Cayman, Inc., ADR	372,814	9,409,825
		822,863,468
Colombia — 0.1%
Banco Davivienda SA, Preference Shares	24,226	96,414
Bancolombia SA	50,068	312,784
Bancolombia SA, ADR	49,967	1,169,728

Cementos Argos SA	6,574	4,698
Corp. Financiera Colombiana SA	24,838	80,375
Ecopetrol SA, ADR(2)	186,918	1,697,215
Empresa de Telecomunicaciones de Bogota(1)	18,600	401
Grupo Argos SA	159,091	334,270
Interconexion Electrica SA ESP	113,869	450,358
		4,146,243
Czech Republic — 0.2%
CEZ AS	87,030	3,923,303
Komercni Banka AS	40,369	1,203,479
Moneta Money Bank AS	248,866	888,529
		6,015,311
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	1,872,823	2,136,185
Greece — 0.5%
Aegean Airlines SA(1)	6,202	66,267
Alpha Services & Holdings SA(1)	1,223,282	1,814,290
Athens Water Supply & Sewage Co. SA	3,091	21,576
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,064,271	1,663,602
Fourlis Holdings SA	364	1,713
GEK Terna Holding Real Estate Construction SA(1)	43,905	636,997
Hellenic Exchanges - Athens Stock Exchange SA	8,827	46,312
Hellenic Telecommunications Organization SA	31,565	483,508
Helleniq Energy Holdings SA	34,934	298,266
Holding Co. ADMIE IPTO SA	40,446	83,019
Intracom Holdings SA(1)	19,243	39,587
JUMBO SA	38,086	883,876
LAMDA Development SA(1)	13,094	89,460
Motor Oil Hellas Corinth Refineries SA	77,889	2,011,974
Mytilineos SA	32,457	1,022,333
National Bank of Greece SA(1)	289,858	1,798,503
OPAP SA	47,001	802,551
Piraeus Financial Holdings SA(1)	670,957	1,983,978
Public Power Corp. SA(1)	99,543	1,053,799
Sunrisemezz PLC(1)	41,774	9,420
Terna Energy SA	25,368	547,412
Titan Cement International SA(1)	18,087	321,240
Viohalco SA	30,134	186,978
		15,866,661
Hong Kong — 0.1%
Beijing Energy International Holding Co. Ltd.	70,000	1,768
Brilliance China Automotive Holdings Ltd.	338,000	129,893
China Energy Development Holdings Ltd.(1)	4,000	38
China Isotope & Radiation Corp.	14,400	30,174
China Shengmu Organic Milk Ltd.	82,000	3,728
China Zhongwang Holdings Ltd.(1)(2)	525,200	671
Edvantage Group Holdings Ltd.	499,543	141,106
Glory Sun Financial Group Ltd.(1)	283,999	8,242
Hi Sun Technology China Ltd.(1)	363,000	33,838
IMAX China Holding, Inc.	32,000	25,200
JW Cayman Therapeutics Co. Ltd.(1)	36,000	13,126
Kasen International Holdings Ltd.(1)	143,000	6,040
Powerlong Commercial Management Holdings Ltd.(2)	96,000	49,263
Tianyun International Holdings Ltd.	84,000	25,059

Wharf Holdings Ltd.	1,007,000	2,115,203
		2,583,349
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	79,956	96,448
MOL Hungarian Oil & Gas PLC	389,204	3,168,725
OTP Bank Nyrt	89,417	2,787,712
Richter Gedeon Nyrt	48,942	1,234,909
		7,287,794
India — 16.5%
360 ONE WAM Ltd.	122,038	616,602
3M India Ltd.	155	47,104
63 Moons Technologies Ltd.(1)	6,904	14,154
Aarti Drugs Ltd.	9,663	51,053
Aarti Industries Ltd.	7,452	46,087
Aarti Pharmalabs Ltd.(1)	1,863	8,304
Aavas Financiers Ltd.(1)	17,947	303,012
ABB India Ltd.	9,355	466,153
ACC Ltd.	80,944	1,737,228
Accelya Solutions India Ltd.	2,877	47,070
Action Construction Equipment Ltd.	25,648	146,111
Adani Enterprises Ltd.	39,537	1,190,088
Adani Green Energy Ltd.(1)	57,476	677,131
Adani Ports & Special Economic Zone Ltd.	171,502	1,529,311
Adani Power Ltd.(1)	426,844	1,285,802
Adani Total Gas Ltd.	73,941	592,200
Adani Transmission Ltd.(1)	122,607	1,152,352
Aditya Birla Capital Ltd.(1)	451,990	928,981
Aditya Birla Fashion & Retail Ltd.(1)	65,201	158,593
Advanced Enzyme Technologies Ltd.	16,916	56,314
Aegis Logistics Ltd.	94,747	410,053
Affle India Ltd.(1)	3,390	39,233
AGI Greenpac Ltd.	34,439	237,690
AIA Engineering Ltd.	9,387	347,642
Ajanta Pharma Ltd.	27,643	436,741
Akzo Nobel India Ltd.	1,400	41,493
Alembic Ltd.	8,551	6,915
Alembic Pharmaceuticals Ltd.	35,995	237,639
Alkyl Amines Chemicals	4,913	147,028
Allcargo Logistics Ltd.	89,445	287,545
Allcargo Terminals Ltd.(1)	89,445	73,431
Alok Industries Ltd.(1)	45,160	7,331
Amara Raja Batteries Ltd.	187,250	1,358,956
Ambika Cotton Mills Ltd.	1,427	25,226
Ambuja Cements Ltd.	307,187	1,569,895
Amrutanjan Health Care Ltd.	2,916	21,388
Anant Raj Ltd.	234,189	429,714
Andhra Sugars Ltd.	26,768	36,308
Apar Industries Ltd.	24,269	814,086
Apcotex Industries Ltd.	6,865	41,404
APL Apollo Tubes Ltd.	85,905	1,178,571
Apollo Hospitals Enterprise Ltd.	40,940	2,284,766
Apollo Tyres Ltd.	548,826	2,589,939
Aptech Ltd.	23,559	161,617
Archean Chemical Industries Ltd.	18,219	120,063
Arvind Fashions Ltd.(1)	4,959	17,126

Arvind Ltd.(1)	220,060	339,557
Asahi India Glass Ltd.	25,171	137,260
Ashapura Minechem Ltd.	18,053	27,782
Ashok Leyland Ltd.	927,119	1,637,159
Ashoka Buildcon Ltd.(1)	112,321	102,533
Asian Paints Ltd.	28,362	1,092,718
Astec Lifesciences Ltd.	1,514	25,494
Aster DM Healthcare Ltd.(1)	157,336	512,604
Astra Microwave Products Ltd.	46,508	192,375
Astral Ltd.	50,132	1,102,110
AstraZeneca Pharma India Ltd.	328	14,132
Atul Ltd.	2,495	202,927
AU Small Finance Bank Ltd.	110,814	1,038,957
Aurobindo Pharma Ltd.	319,069	2,538,352
Avadh Sugar & Energy Ltd.	7,220	41,581
Avanti Feeds Ltd.	12,625	59,582
Avenue Supermarts Ltd.(1)	7,242	303,280
Axis Bank Ltd., GDR	59,445	3,279,972
Bajaj Auto Ltd.	41,132	2,268,078
Bajaj Consumer Care Ltd.	87,518	196,411
Bajaj Electricals Ltd.	82,797	1,142,705
Bajaj Finance Ltd.	78,312	6,604,380
Bajaj Finserv Ltd.	98,346	1,721,857
Bajaj Hindusthan Sugar Ltd.(1)	1,540,569	273,926
Balaji Amines Ltd.	4,613	117,177
Balkrishna Industries Ltd.	35,171	965,915
Balmer Lawrie & Co. Ltd.	12,135	18,305
Balrampur Chini Mills Ltd.	249,339	1,181,492
Bandhan Bank Ltd.(1)	307,469	994,060
Bank of Baroda	829,796	1,851,245
BASF India Ltd.	6,392	195,359
Bata India Ltd.	12,210	233,546
Bayer CropScience Ltd.	2,143	109,513
BEML Land Assets Ltd.(1)	1,894	3,529
BEML Ltd.	1,894	32,859
Berger Paints India Ltd.	50,810	398,902
Best Agrolife Ltd.	12,834	142,765
Bhansali Engineering Polymers Ltd.	11,499	21,571
Bharat Bijlee Ltd.	699	25,674
Bharat Electronics Ltd.	3,198,534	4,331,574
Bharat Forge Ltd.	67,949	648,766
Bharat Heavy Electricals Ltd.	906,765	896,349
Bharat Petroleum Corp. Ltd.	726,060	3,188,024
Bharat Rasayan Ltd.	356	42,573
Bharat Wire Ropes Ltd.(1)	16,593	36,979
Bharti Airtel Ltd.	232,596	2,387,491
Bharti Airtel Ltd. (Partly Paid)	16,614	91,283
Biocon Ltd.	135,299	400,789
Birla Corp. Ltd.	22,221	301,047
Birlasoft Ltd.	130,089	538,821
BLS International Services Ltd.	111,562	246,415
Blue Dart Express Ltd.	3,816	287,075
Blue Star Ltd.	23,928	416,494
Bombay Burmah Trading Co.	9,686	112,166
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	1,778

Borosil Renewables Ltd.(1)	31,251	205,811
Bosch Ltd.	489	109,664
Brigade Enterprises Ltd.	223,824	1,520,439
Brightcom Group Ltd.	638,652	143,901
Britannia Industries Ltd.	52,376	2,947,279
BSE Ltd.	54,275	365,323
Butterfly Gandhimathi Appliances Ltd.(1)	136	1,834
Camlin Fine Sciences Ltd.(1)	28,262	57,508
Can Fin Homes Ltd.	96,173	821,323
Canara Bank	228,390	852,927
Capacit'e Infraprojects Ltd.(1)	37,010	73,515
Caplin Point Laboratories Ltd.	7,672	69,204
Capri Global Capital Ltd.	100	848
Carborundum Universal Ltd.	32,094	445,609
Care Ratings Ltd.	15,230	116,768
Castrol India Ltd.	430,610	584,118
CCL Products India Ltd.	48,413	371,095
Ceat Ltd.	22,524	524,495
Central Depository Services India Ltd.	31,243	391,627
Century Enka Ltd.	6,013	29,376
Century Plyboards India Ltd.	23,590	158,628
Century Textiles & Industries Ltd.	18,862	181,797
Cera Sanitaryware Ltd.	5,067	460,499
CESC Ltd.	481,707	402,590
CG Power & Industrial Solutions Ltd.	114,347	542,538
Chalet Hotels Ltd.(1)	8,387	43,885
Chambal Fertilisers & Chemicals Ltd.	141,267	477,783
Chennai Petroleum Corp. Ltd.	66,373	300,978
Cholamandalam Financial Holdings Ltd.	10,479	101,226
Cholamandalam Investment & Finance Co. Ltd.	336,904	4,274,452
Cipla Ltd.	190,760	2,196,159
City Union Bank Ltd.	710,528	1,073,276
Coal India Ltd.	1,142,755	3,328,390
Cochin Shipyard Ltd.	77,689	465,794
Coforge Ltd.	10,668	586,054
Colgate-Palmolive India Ltd.	73,908	1,420,543
Computer Age Management Services Ltd.	26,585	711,381
Confidence Petroleum India Ltd.	84,023	68,059
Container Corp. of India Ltd.	115,979	939,555
Coromandel International Ltd.	124,763	1,446,534
Cosmo First Ltd.(1)	13,104	94,737
CreditAccess Grameen Ltd.(1)	61,943	923,244
CRISIL Ltd.	4,715	216,334
Crompton Greaves Consumer Electricals Ltd.	174,374	578,624
CSB Bank Ltd.(1)	38,033	127,763
Cummins India Ltd.	40,807	866,858
Cyient Ltd.	97,712	1,531,653
Dabur India Ltd.	244,353	1,638,736
Dalmia Bharat Ltd.	44,691	1,149,957
Dalmia Bharat Sugar & Industries Ltd.	13,724	58,669
Datamatics Global Services Ltd.	12,650	71,848
DB Corp. Ltd.	56,252	90,235
DCB Bank Ltd.	185,400	263,758
DCM Shriram Ltd.	57,818	601,372
Deccan Cements Ltd.	2,682	14,589

Deepak Fertilisers & Petrochemicals Corp. Ltd.	106,512	686,457
Deepak Nitrite Ltd.	69,167	1,731,832
Delta Corp. Ltd.	21,685	63,487
DEN Networks Ltd.(1)	50,404	19,410
Dhampur Bio Organics Ltd.	14,248	26,905
Dhampur Sugar Mills Ltd.	49,517	149,021
Dhani Services Ltd.(1)	142,910	59,970
Dhanuka Agritech Ltd.	3,413	29,694
Dilip Buildcon Ltd.	19,598	50,402
Dish TV India Ltd.(1)	2,143,747	367,372
Dishman Carbogen Amcis Ltd.(1)	64,410	92,024
Divi's Laboratories Ltd.	37,882	1,575,551
Dixon Technologies India Ltd.	9,266	433,908
DLF Ltd.	200,255	1,147,869
D-Link India Ltd.	16,108	45,319
Dolat Algotech Ltd.(1)	16,966	9,010
Dollar Industries Ltd.	6,412	27,467
Dr Lal PathLabs Ltd.	27,104	664,857
Dr Reddy's Laboratories Ltd., ADR	80,137	4,422,761
Dwarikesh Sugar Industries Ltd.	182,430	196,750
eClerx Services Ltd.	15,771	310,338
Edelweiss Financial Services Ltd.	489,604	399,629
Eicher Motors Ltd.	35,907	1,591,973
EID Parry India Ltd.	154,634	879,451
EIH Ltd.	32,352	81,524
Elecon Engineering Co. Ltd.	65,927	420,576
Electrosteel Castings Ltd.	189,999	107,356
Emami Ltd.	181,366	858,004
Endurance Technologies Ltd.	8,816	152,731
Engineers India Ltd.	349,432	467,794
EPL Ltd.	50,090	109,607
Equitas Small Finance Bank Ltd.(1)	669,006	697,302
Eris Lifesciences Ltd.	8,852	68,615
Escorts Kubota Ltd.	32,530	854,335
Ester Industries Ltd.	21,161	28,775
Eveready Industries India Ltd.(1)	17,861	72,023
Everest Industries Ltd.	9,022	88,533
Everest Kanto Cylinder Ltd.	14,324	17,389
Excel Industries Ltd.	2,396	24,274
Exide Industries Ltd.	309,269	788,657
FDC Ltd.(1)	32,405	116,660
Federal Bank Ltd.	1,966,577	2,972,549
FIEM Industries Ltd.	2,287	48,575
Filatex India Ltd.	39,020	17,366
Fine Organic Industries Ltd.	1,757	95,404
Finolex Cables Ltd.	66,418	641,856
Finolex Industries Ltd.	588,637	1,264,267
Firstsource Solutions Ltd.	31,653	51,410
Force Motors Ltd.	5,809	125,136
Fortis Healthcare Ltd.(1)	35,248	116,728
Future Consumer Ltd.(1)	738,951	8,924
Gabriel India Ltd.	30,743	66,177
GAIL India Ltd.	1,189,079	1,505,231
Galaxy Surfactants Ltd.	2,255	67,145
Ganesha Ecosphere Ltd.	2,544	30,277

Garden Reach Shipbuilders & Engineers Ltd.	32,039	175,905
Gateway Distriparks Ltd.	127,972	102,757
General Insurance Corp. of India	46,922	104,494
Genus Power Infrastructures Ltd.	50,411	55,733
Geojit Financial Services Ltd.	18,976	9,816
GHCL Ltd.	160,202	936,852
GHCL Textiles Ltd.(1)	160,202	27,787
GIC Housing Finance Ltd.	9,147	18,500
Gland Pharma Ltd.(1)	3,488	38,927
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	244,485
Glenmark Pharmaceuticals Ltd.	244,380	1,766,310
Global Health Ltd.(1)	7,077	50,611
Globus Spirits Ltd.	10,878	132,707
GMM Pfaudler Ltd.	17,511	310,656
GMR Airports Infrastructure Ltd.(1)	698,372	341,548
Godawari Power & Ispat Ltd.	41,518	180,290
Godrej Agrovet Ltd.	886	4,600
Godrej Consumer Products Ltd.(1)	40,811	521,661
Godrej Properties Ltd.(1)	23,130	388,197
Gokaldas Exports Ltd.(1)	19,364	102,526
Goodluck India Ltd.	7,850	44,993
Granules India Ltd.	124,750	425,243
Graphite India Ltd.	46,937	184,187
Grasim Industries Ltd.	149,714	3,104,105
Great Eastern Shipping Co. Ltd.	168,212	1,395,889
Greaves Cotton Ltd.	5,536	8,711
Greenpanel Industries Ltd.	36,834	144,586
Greenply Industries Ltd.	47,311	89,327
Gufic Biosciences Ltd.	21,615	51,862
Gujarat Alkalies & Chemicals Ltd.	15,153	118,633
Gujarat Ambuja Exports Ltd.	73,656	215,364
Gujarat Fluorochemicals Ltd.	5,413	222,849
Gujarat Gas Ltd.	89,122	544,890
Gujarat Industries Power Co. Ltd.	24,476	27,931
Gujarat Mineral Development Corp. Ltd.	139,320	281,970
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	192,086	1,364,161
Gujarat Pipavav Port Ltd.	623,767	810,192
Gujarat State Fertilizers & Chemicals Ltd.	317,707	603,781
Gujarat State Petronet Ltd.	240,970	874,251
Happiest Minds Technologies Ltd.	7,577	84,118
Hathway Cable & Datacom Ltd.(1)	327,684	54,207
Havells India Ltd.	101,141	1,596,737
HBL Power Systems Ltd.	108,784	140,823
HCL Technologies Ltd.	596,512	8,240,956
HDFC Asset Management Co. Ltd.	12,935	306,647
HDFC Life Insurance Co. Ltd.	106,053	757,859
HEG Ltd.	14,634	204,210
HeidelbergCement India Ltd.	21,787	45,204
Heritage Foods Ltd.	4,758	12,394
Hero MotoCorp Ltd.	64,754	2,157,877
HFCL Ltd.	423,742	330,783
HG Infra Engineering Ltd.	24,106	263,797
Hikal Ltd.	45,507	167,549
HIL Ltd.	1,459	49,499
Himadri Speciality Chemical Ltd., ADR	305,481	471,346

Himatsingka Seide Ltd.	11,317	12,844
Hindalco Industries Ltd.	1,245,239	6,096,976
Hinduja Global Solutions Ltd.	6,962	94,913
Hindustan Construction Co. Ltd.(1)	303,293	66,255
Hindustan Copper Ltd.	301,311	411,935
Hindustan Oil Exploration Co. Ltd.(1)	95,669	209,672
Hindustan Petroleum Corp. Ltd.	997,205	3,143,085
Hindustan Unilever Ltd.	190,876	6,151,236
Hindware Home Innovation Ltd.	12,944	80,100
Housing Development Finance Corp. Ltd.	517,017	16,475,142
I G Petrochemicals Ltd.	7,893	44,002
ICICI Bank Ltd., ADR	543,875	12,465,615
ICICI Lombard General Insurance Co. Ltd.	96,417	1,375,470
ICICI Prudential Life Insurance Co. Ltd.	92,431	519,943
IDFC First Bank Ltd.(1)	2,020,132	1,745,608
IDFC Ltd.	1,251,673	1,497,964
IFB Industries Ltd.(1)	1,596	15,509
IFCI Ltd.(1)	638,326	85,113
IIFL Finance Ltd.	198,551	1,068,011
IIFL Securities Ltd.	68,787	48,763
India Cements Ltd.	146,211	357,047
India Glycols Ltd.	6,368	47,858
Indiabulls Housing Finance Ltd.(1)	687,231	954,847
Indiabulls Real Estate Ltd.(1)	468,645	380,291
IndiaMart InterMesh Ltd.	15,550	1,047,760
Indian Bank	219,909	716,174
Indian Energy Exchange Ltd.	542,538	1,001,997
Indian Hotels Co. Ltd.	197,090	927,289
Indian Metals & Ferro Alloys Ltd.	12,770	45,283
Indian Oil Corp. Ltd.	1,388,448	1,509,523
Indian Overseas Bank(1)	35,971	10,619
Indian Railway Catering & Tourism Corp. Ltd.	84,463	662,116
Indo Count Industries Ltd.	24,311	50,742
Indraprastha Gas Ltd.	155,625	902,861
Indraprastha Medical Corp. Ltd.	21,721	23,455
Indus Towers Ltd.(1)	547,259	1,015,795
Infibeam Avenues Ltd.(1)	155,146	28,184
Info Edge India Ltd.	29,500	1,449,814
Infosys Ltd., ADR	1,351,284	21,566,493
Inox Wind Ltd.(1)	43,385	73,322
Insecticides India Ltd.	3,039	16,314
Intellect Design Arena Ltd.	51,451	363,763
InterGlobe Aviation Ltd.(1)	22,496	644,899
IOL Chemicals & Pharmaceuticals Ltd.	31,681	172,581
ION Exchange India Ltd.	3,678	169,509
Ipca Laboratories Ltd.	63,356	536,290
IRB Infrastructure Developers Ltd.	885,410	305,417
IRCON International Ltd.	515,508	504,857
ISGEC Heavy Engineering Ltd.	2,727	19,402
ISMT Ltd.(1)	36,453	32,196
ITD Cementation India Ltd.	97,189	191,568
J Kumar Infraprojects Ltd.	48,725	150,950
Jagran Prakashan Ltd.	44,477	37,040
Jai Corp. Ltd.	112,864	221,448
Jain Irrigation Systems Ltd.(1)	478,966	227,247

Jaiprakash Associates Ltd.(1)	521,016	44,979
Jaiprakash Power Ventures Ltd.(1)	4,156,083	300,928
Jammu & Kashmir Bank Ltd.(1)	487,451	338,301
Jamna Auto Industries Ltd.	36,500	43,511
JB Chemicals & Pharmaceuticals Ltd.	4,634	117,779
JBM Auto Ltd.	13,780	134,390
Jindal Poly Films Ltd.	9,031	73,924
Jindal Saw Ltd.	186,050	546,093
Jindal Stainless Ltd.	411,521	1,459,012
Jindal Steel & Power Ltd.	440,656	2,752,785
JK Cement Ltd.	26,009	1,008,046
JK Lakshmi Cement Ltd.	147,243	1,178,373
JK Paper Ltd.	300,911	1,194,364
JK Tyre & Industries Ltd.	96,052	214,217
JM Financial Ltd.	719,112	609,308
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	6,231
JSW Energy Ltd.	101,564	311,414
JSW Steel Ltd.	508,387	4,275,178
Jubilant Foodworks Ltd.	232,759	1,357,312
Jubilant Ingrevia Ltd.	105,390	499,304
Jubilant Pharmova Ltd.	18,288	72,879
Just Dial Ltd.(1)	19,039	160,453
Kajaria Ceramics Ltd.	90,834	1,402,010
Kalpataru Projects International Ltd.	102,376	663,869
Kalyani Steels Ltd.	4,946	19,928
Karnataka Bank Ltd.	194,782	355,981
Karur Vysya Bank Ltd.	1,227,681	1,570,764
Kaveri Seed Co. Ltd.	17,663	107,237
KCP Ltd.	13,450	16,649
KEC International Ltd.	214,336	1,351,933
KEI Industries Ltd.	47,390	1,142,446
Kellton Tech Solutions Ltd.(1)	21,339	16,043
Kennametal India Ltd.	3,609	102,413
Kiri Industries Ltd.(1)	10,180	35,692
Kirloskar Ferrous Industries Ltd.	59,304	314,140
Kirloskar Oil Engines Ltd.	67,680	330,904
Kitex Garments Ltd.	19,681	37,088
KNR Constructions Ltd.	85,833	256,036
Kolte-Patil Developers Ltd.	28,083	110,653
Kotak Mahindra Bank Ltd.	195,658	4,752,890
KPI Green Energy Ltd.	25,314	150,350
KPIT Technologies Ltd.	130,385	1,672,375
KPR Mill Ltd.	51,775	358,875
KRBL Ltd.	85,035	374,401
L&T Finance Holdings Ltd.	1,228,056	1,543,723
L&T Technology Services Ltd.	5,165	243,240
Larsen & Toubro Ltd.	433,103	11,526,873
Latent View Analytics Ltd.(1)	34,075	138,708
Laurus Labs Ltd.	284,933	1,138,378
LG Balakrishnan & Bros Ltd.	27,195	263,631
LIC Housing Finance Ltd.	354,189	1,590,765
Lincoln Pharmaceuticals Ltd.	6,400	29,505
Linde India Ltd.	5,307	253,480
LT Foods Ltd.	310,337	429,353
LTIMindtree Ltd.	34,144	2,057,513

Lumax Auto Technologies Ltd.	15,956	57,369
Lupin Ltd.	258,237	2,508,022
LUX Industries Ltd.(1)	805	14,396
Mahanagar Gas Ltd.	55,808	712,772
Maharashtra Scooters Ltd.	500	32,283
Maharashtra Seamless Ltd.	31,656	171,447
Mahindra & Mahindra Financial Services Ltd.	585,581	2,009,136
Mahindra & Mahindra Ltd.	495,139	7,884,142
Mahindra CIE Automotive Ltd.	108,171	593,174
Mahindra Holidays & Resorts India Ltd.(1)	7,144	26,594
Mahindra Lifespace Developers Ltd.	5,296	28,782
Mahindra Logistics Ltd.	28,609	124,405
Maithan Alloys Ltd.	5,265	62,539
Man Infraconstruction Ltd.	41,698	46,422
Manali Petrochemicals Ltd.	80,005	64,099
Manappuram Finance Ltd.	1,098,076	1,461,321
Mangalam Cement Ltd.	7,000	26,071
Marico Ltd.	203,215	1,332,583
Marksans Pharma Ltd.	183,558	189,222
Maruti Suzuki India Ltd.	21,523	2,434,470
MAS Financial Services Ltd.	10,285	91,444
Mastek Ltd.	4,905	121,725
Max Financial Services Ltd.(1)	117,615	1,003,392
Max Healthcare Institute Ltd.(1)	170,362	1,129,841
Mayur Uniquoters Ltd.	3,977	22,980
Mazagon Dock Shipbuilders Ltd.	14,877	145,096
Meghmani Finechem Ltd.	9,434	105,477
Meghmani Organics Ltd.	109,721	108,191
Metropolis Healthcare Ltd.	12,846	202,087
Minda Corp. Ltd.	25,905	88,787
Mirza International Ltd.(1)	31,525	19,240
Mishra Dhatu Nigam Ltd.	22,478	58,792
MOIL Ltd.	40,373	75,706
Mold-Tek Packaging Ltd.	2,551	28,945
Motherson Sumi Wiring India Ltd.	274,681	191,795
Motilal Oswal Financial Services Ltd.	28,303	217,815
Mphasis Ltd.	65,911	1,547,812
MRF Ltd.	1,468	1,723,371
Mrs Bectors Food Specialities Ltd.	25,415	232,485
MSTC Ltd.	10,973	40,651
Multi Commodity Exchange of India Ltd.	38,876	682,879
Muthoot Finance Ltd.	144,644	1,948,345
Narayana Hrudayalaya Ltd.	55,157	594,786
Natco Pharma Ltd.	37,903	283,488
National Aluminium Co. Ltd.	1,385,979	1,401,598
National Fertilizers Ltd.	53,307	42,939
Nava Ltd.	103,645	300,981
Navneet Education Ltd.	18,910	28,218
NBCC India Ltd.	494,783	253,173
NCC Ltd.	1,218,752	1,754,299
NCL Industries Ltd.	7,144	16,501
NELCO Ltd.	10,660	79,624
Neogen Chemicals Ltd.	3,235	62,867
NESCO Ltd.	6,909	50,523
Nestle India Ltd.	10,408	2,725,163

Neuland Laboratories Ltd.	2,794	92,653
New Delhi Television Ltd.(1)	4,487	12,891
Newgen Software Technologies Ltd.	4,838	37,245
NIIT Ltd.(1)	47,453	229,262
Nilkamal Ltd.	800	21,730
Nippon Life India Asset Management Ltd.	130,373	393,287
NLC India Ltd.	136,872	156,379
NOCIL Ltd.	26,410	70,138
NTPC Ltd.	3,071,905	6,442,235
Oberoi Realty Ltd.	68,771	772,663
Oil & Natural Gas Corp. Ltd.	1,532,992	2,866,699
Oil India Ltd.	482,058	1,497,712
Olectra Greentech Ltd.	7,637	67,743
OnMobile Global Ltd.(1)	15,331	13,716
Oracle Financial Services Software Ltd.	30,575	1,341,420
Orient Cement Ltd.	131,141	211,732
Orient Electric Ltd.	37,916	109,353
Orient Paper & Industries Ltd.	66,746	34,271
Page Industries Ltd.	1,800	842,852
Paisalo Digital Ltd.	80,425	52,849
Panama Petrochem Ltd.	12,000	40,394
Parag Milk Foods Ltd.(1)	18,882	22,522
Patel Engineering Ltd.(1)	116,778	36,256
PB Fintech Ltd.(1)	37,633	275,166
PC Jeweller Ltd.(1)	57,549	16,328
PCBL Ltd.	189,016	311,723
Persistent Systems Ltd.	39,631	2,454,928
Petronet LNG Ltd.	1,088,342	2,966,964
Phoenix Mills Ltd.	13,110	232,312
PI Industries Ltd.	15,819	691,190
Pidilite Industries Ltd.	13,424	422,770
Piramal Enterprises Ltd.	89,168	830,393
Piramal Pharma Ltd.(1)	111,040	109,100
PNB Gilts Ltd.	22,203	16,090
PNB Housing Finance Ltd.(1)	166,576	1,016,062
PNC Infratech Ltd.	284,740	1,080,132
Pokarna Ltd.	6,924	30,770
Poly Medicure Ltd.	2,282	26,872
Polycab India Ltd.	9,862	407,654
Polyplex Corp. Ltd.	16,298	266,980
Poonawalla Fincorp Ltd.	79,162	330,171
Power Finance Corp. Ltd.	70,033	154,199
Power Grid Corp. of India Ltd.	1,930,259	5,451,165
Power Mech Projects Ltd.	9,138	350,228
Praj Industries Ltd.	164,604	782,213
Prakash Industries Ltd.(1)	19,502	14,481
Precision Camshafts Ltd.	32,965	60,771
Prestige Estates Projects Ltd.	78,766	459,551
Pricol Ltd.(1)	113,856	319,384
Prince Pipes & Fittings Ltd.	12,478	94,938
Prism Johnson Ltd.(1)	51,053	74,584
Privi Speciality Chemicals Ltd.	2,600	35,058
Procter & Gamble Health Ltd.	376	23,816
PSP Projects Ltd.	8,955	77,513
PTC India Ltd.	164,505	197,974

PVR Inox Ltd.(1)	8,570	146,455
Quess Corp. Ltd.	50,647	248,179
Radico Khaitan Ltd.	29,161	411,741
Rain Industries Ltd.	3,155	5,810
Rajesh Exports Ltd.	47,655	319,812
Rallis India Ltd.	39,353	90,172
Ramco Cements Ltd.	140,283	1,530,654
Ramco Industries Ltd.	7,096	13,203
Ramkrishna Forgings Ltd.	20,160	94,510
Ramky Infrastructure Ltd.(1)	7,149	33,319
Rashtriya Chemicals & Fertilizers Ltd.	271,263	335,672
Raymond Ltd.	68,393	1,291,901
RBL Bank Ltd.(1)	760,187	1,486,936
REC Ltd.	2,023,316	3,458,241
Redington Ltd.	782,819	1,646,437
Redtape Ltd.(1)	31,525	83,774
Relaxo Footwears Ltd.	5,952	64,816
Reliance Industrial Infrastructure Ltd.	1,798	19,714
Reliance Industries Ltd., GDR	506,652	29,931,305
Reliance Infrastructure Ltd.(1)	394,939	641,436
Reliance Power Ltd.(1)	3,661,480	571,785
Repco Home Finance Ltd.	40,942	128,961
Restaurant Brands Asia Ltd.(1)	49,722	64,981
Rhi Magnesita India Ltd.	18,440	145,974
Rico Auto Industries Ltd.	35,154	34,579
RITES Ltd.	48,741	220,565
Route Mobile Ltd.	21,963	380,650
RPG Life Sciences Ltd.	5,620	52,403
RSWM Ltd.	8,000	17,331
Rupa & Co. Ltd.	8,000	25,603
Sagar Cements Ltd.	9,772	23,987
Samvardhana Motherson International Ltd.	1,445,457	1,379,041
Sanghi Industries Ltd.(1)	10,104	8,520
Sanofi India Ltd.	8,412	690,433
Sarda Energy & Minerals Ltd.(1)	8,082	114,038
Saregama India Ltd.	220	862
Satia Industries Ltd.	20,542	27,640
SBI Cards & Payment Services Ltd.	122,114	1,352,134
SBI Life Insurance Co. Ltd.	58,664	874,483
Schaeffler India Ltd.	12,595	451,204
Schneider Electric Infrastructure Ltd.(1)	16,540	49,310
SEAMEC Ltd.(1)	1,917	15,409
Sequent Scientific Ltd.(1)	4,729	4,115
SH Kelkar & Co. Ltd.	10,925	14,645
Shankara Building Products Ltd.	4,974	43,140
Sharda Cropchem Ltd.	16,930	98,372
Share India Securities Ltd.	14,464	226,062
Shilpa Medicare Ltd.	18,162	52,438
Shipping Corp. of India Ltd.	153,814	176,105
Shipping Corp. of India Ltd.(1)	153,814	50,291
Shoppers Stop Ltd.(1)	11,711	107,581
Shree Cement Ltd.	2,871	872,412
Shree Digvijay Cement Co. Ltd.	24,457	24,435
Shree Renuka Sugars Ltd.(1)	142,059	71,906
Shriram Finance Ltd.	235,011	3,971,509

Siemens Ltd.	19,210	823,506
Siyaram Silk Mills Ltd.	4,811	30,519
SKF India Ltd.	3,745	199,758
Sobha Ltd.	52,651	331,001
Solar Industries India Ltd.	3,514	159,197
SOM Distilleries & Breweries Ltd.	32,729	92,082
Somany Ceramics Ltd.	5,124	39,140
Sonata Software Ltd.	112,670	1,321,739
South Indian Bank Ltd.(1)	1,547,163	321,899
Southern Petrochemical Industries Corp. Ltd.	114,672	89,135
Spandana Sphoorty Financial Ltd.(1)	16,835	145,978
SRF Ltd.	53,228	1,618,847
Star Cement Ltd.(1)	22,000	35,247
State Bank of India, GDR	82,850	5,755,663
Sterling & Wilson Renewable(1)	17,454	60,138
Sterlite Technologies Ltd.	54,881	98,623
Strides Pharma Science Ltd.(1)	38,507	167,208
Sudarshan Chemical Industries Ltd.	20,068	112,314
Sumitomo Chemical India Ltd.	29,259	140,793
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	12,317
Sun Pharmaceutical Industries Ltd.	485,284	5,721,884
Sun TV Network Ltd.	100,690	540,040
Sundaram Finance Ltd.	5,399	166,032
Sundram Fasteners Ltd.	27,886	379,991
Sunflag Iron & Steel Co. Ltd.(1)	82,641	145,327
Sunteck Realty Ltd.	25,538	86,744
Suprajit Engineering Ltd.	30,007	136,895
Supreme Industries Ltd.	37,461	1,249,884
Supreme Petrochem Ltd.	28,578	124,164
Surya Roshni Ltd.	16,351	154,183
Suven Pharmaceuticals Ltd.	55,349	319,041
Suzlon Energy Ltd.(1)	2,329,175	330,110
Swaraj Engines Ltd.	1,157	25,862
Syngene International Ltd.	78,915	691,027
Tamil Nadu Newsprint & Papers Ltd.	42,975	116,612
Tamilnadu Petroproducts Ltd.	58,751	55,219
Tanla Platforms Ltd.	78,588	747,074
TARC Ltd.(1)	108,216	67,266
Tata Chemicals Ltd.	99,305	1,163,539
Tata Communications Ltd.	88,177	1,381,898
Tata Consultancy Services Ltd.	288,232	11,442,527
Tata Consumer Products Ltd.	138,785	1,338,798
Tata Elxsi Ltd.	11,633	1,041,822
Tata Investment Corp. Ltd.	16,097	430,141
Tata Metaliks Ltd.	6,955	64,150
Tata Motors Ltd.(1)	832,975	5,290,147
Tata Power Co. Ltd.	625,483	1,611,470
Tata Steel Long Products Ltd.	8,116	63,059
Tata Steel Ltd.	6,431,904	8,219,107
Tata Teleservices Maharashtra Ltd.(1)	68,068	50,489
TCI Express Ltd.	4,850	92,960
TeamLease Services Ltd.(1)	2,705	72,619
Tech Mahindra Ltd.	462,495	6,223,659
Tejas Networks Ltd.(1)	8,477	71,308
Texmaco Rail & Engineering Ltd.	186,024	125,440

Thermax Ltd.	21,660	610,848
Thirumalai Chemicals Ltd.	53,644	116,986
Thomas Cook India Ltd.	31,992	24,825
Thyrocare Technologies Ltd.	7,067	38,570
Tide Water Oil Co. India Ltd.	3,215	33,716
Time Technoplast Ltd.	113,339	127,266
Timken India Ltd.	3,048	121,599
Tinplate Co. of India Ltd.	23,219	89,098
Titagarh Wagons Ltd.(1)	107,339	457,071
Titan Co. Ltd.	18,943	645,781
Torrent Pharmaceuticals Ltd.	54,827	1,215,213
Torrent Power Ltd.	111,348	741,520
TransIndia Realty & Logistics Parks Ltd.(1)	89,445	73,431
Transport Corp. of India Ltd.	19,164	164,150
Trent Ltd.	26,671	502,544
Trident Ltd.	1,369,452	539,524
Triveni Engineering & Industries Ltd.	52,908	175,633
Triveni Turbine Ltd.	90,527	437,191
TTK Prestige Ltd.	4,706	39,055
Tube Investments of India Ltd.	38,876	1,344,204
TV Today Network Ltd.	12,283	28,303
TV18 Broadcast Ltd.(1)	343,357	145,488
TVS Motor Co. Ltd.	35,327	555,567
Uflex Ltd.	36,177	177,403
Ugar Sugar Works Ltd.	65,144	87,050
Ujjivan Financial Services Ltd.	50,472	219,979
Ujjivan Small Finance Bank Ltd.	250,175	111,247
UltraTech Cement Ltd.	40,573	3,852,979
Unichem Laboratories Ltd.	34,820	156,784
United Spirits Ltd.(1)	170,883	1,822,171
UNO Minda Ltd.	25,358	170,166
UPL Ltd.	157,666	1,303,868
Usha Martin Ltd.	59,005	162,351
UTI Asset Management Co. Ltd.	44,737	382,706
VA Tech Wabag Ltd.(1)	32,179	178,362
Vaibhav Global Ltd.	7,950	28,875
Vakrangee Ltd.	415,142	83,902
Valiant Organics Ltd.	6,994	50,241
Vardhman Textiles Ltd.(1)	85,372	331,809
Varroc Engineering Ltd.(1)	10,358	38,579
Varun Beverages Ltd.	126,273	2,583,196
Vedanta Ltd.	637,560	2,141,515
Venky's India Ltd.	3,565	70,606
Vesuvius India Ltd.	1,008	28,544
V-Guard Industries Ltd.	1,107	3,359
Vidhi Specialty Food Ingredients Ltd.	7,127	30,851
Vinati Organics Ltd.	4,973	109,300
VIP Industries Ltd.	4,143	30,336
Visaka Industries Ltd.	23,235	21,841
Vishnu Chemicals Ltd.	17,730	69,493
Vodafone Idea Ltd.(1)	2,182,330	189,671
Voltas Ltd.	54,865	543,929
VRL Logistics Ltd.(1)	22,001	197,983
VST Tillers Tractors Ltd.	1,038	35,078
Welspun Corp. Ltd.	482,295	1,470,257

Welspun Enterprises Ltd.	50,455	92,068
Welspun India Ltd.	469,041	522,017
West Coast Paper Mills Ltd.	44,253	290,618
Westlife Foodworld Ltd.(1)	7,690	71,635
Wipro Ltd., ADR	461,877	2,253,960
Wockhardt Ltd.(1)	44,689	90,983
Wonderla Holidays Ltd.(1)	4,819	29,020
Yes Bank Ltd.(1)	7,887,337	1,542,676
Zee Entertainment Enterprises Ltd.	629,417	1,481,081
Zee Media Corp. Ltd.(1)	136,836	12,977
Zen Technologies Ltd.	3,428	15,406
Zensar Technologies Ltd.	112,299	500,792
		522,395,141
Indonesia — 2.3%
ABM Investama Tbk PT	394,000	73,113
Ace Hardware Indonesia Tbk PT	576,500	24,217
Adaro Energy Indonesia Tbk PT	13,988,100	1,900,839
Adaro Minerals Indonesia Tbk PT(1)	1,601,800	83,300
Adhi Karya Persero Tbk PT(1)	1,970,756	44,424
Adi Sarana Armada Tbk PT(1)	488,400	35,981
AKR Corporindo Tbk PT	15,983,900	1,454,646
Alam Sutera Realty Tbk PT(1)	486,000	5,606
Aneka Tambang Tbk PT	10,992,200	1,388,497
Astra Agro Lestari Tbk PT	220,200	103,529
Astra International Tbk PT	9,559,700	4,107,054
Bank BTPN Syariah Tbk PT	1,033,200	131,026
Bank Bukopin Tbk PT(1)	3,742,897	24,710
Bank Central Asia Tbk PT	10,219,800	6,166,906
Bank Mandiri Persero Tbk PT	22,090,700	7,454,332
Bank Negara Indonesia Persero Tbk PT	3,761,600	2,269,057
Bank Pan Indonesia Tbk PT	1,152,900	83,475
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,221,674	98,991
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	37,378
Bank Rakyat Indonesia Persero Tbk PT	18,974,818	7,050,816
Bank Syariah Indonesia Tbk PT	174,291	20,102
Bank Tabungan Negara Persero Tbk PT	4,994,083	426,256
Barito Pacific Tbk PT(1)	960,625	48,682
BFI Finance Indonesia Tbk PT	3,986,300	346,793
Buana Lintas Lautan Tbk PT(1)	4,340,500	30,969
Bukalapak.com Tbk PT(1)	14,629,600	206,481
Bukit Asam Tbk PT	5,997,400	1,223,436
Bumi Resources Minerals Tbk PT(1)	6,489,000	50,187
Bumi Resources Tbk PT(1)	452,000	2,893
Bumi Serpong Damai Tbk PT(1)	3,021,900	211,601
Charoen Pokphand Indonesia Tbk PT	4,189,400	1,383,460
Ciputra Development Tbk PT	22,360,800	1,595,691
Delta Dunia Makmur Tbk PT	4,766,600	95,357
Dharma Satya Nusantara Tbk PT(1)	4,581,100	174,017
Elnusa Tbk PT	1,459,800	32,115
Erajaya Swasembada Tbk PT	3,010,100	97,134
Gajah Tunggal Tbk PT(1)	531,100	27,815
Global Mediacom Tbk PT(1)	3,187,200	61,625
Hanson International Tbk PT(1)	1,531,500	1
Harum Energy Tbk PT	1,627,600	152,900
Hexindo Adiperkasa Tbk PT	87,800	31,348

Indah Kiat Pulp & Paper Tbk PT	2,873,600	1,321,477
Indika Energy Tbk PT	2,701,500	308,848
Indo Tambangraya Megah Tbk PT	672,600	991,688
Indocement Tunggal Prakarsa Tbk PT	689,500	454,831
Indofood CBP Sukses Makmur Tbk PT	236,100	184,193
Indofood Sukses Makmur Tbk PT	985,400	466,629
Indomobil Sukses Internasional Tbk PT	260,900	37,058
Indosat Tbk PT	514,600	284,899
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,569,030	75,913
Integra Indocabinet Tbk PT	481,500	13,100
Japfa Comfeed Indonesia Tbk PT	3,234,400	257,793
Jasa Marga Persero Tbk PT	1,587,400	352,432
Kalbe Farma Tbk PT	12,866,700	1,742,556
Kino Indonesia Tbk PT	52,400	5,190
Lippo Karawaci Tbk PT(1)	5,989,600	37,158
Matahari Department Store Tbk PT	1,171,600	289,156
Matahari Putra Prima Tbk PT(1)	1,186,000	5,696
Medco Energi Internasional Tbk PT	17,169,220	1,034,595
Media Nusantara Citra Tbk PT(1)	3,635,900	155,140
Medikaloka Hermina Tbk PT	4,615,600	405,725
Merdeka Copper Gold Tbk PT(1)	2,336,058	467,177
Mitra Adiperkasa Tbk PT(1)	19,754,700	2,337,884
Mitra Keluarga Karyasehat Tbk PT	3,643,100	657,951
Mitra Pinasthika Mustika Tbk PT	1,493,300	115,030
MNC Digital Entertainment Tbk PT(1)	434,500	115,631
MNC Kapital Indonesia Tbk PT(1)	6,385,800	23,415
MNC Vision Networks Tbk PT(1)	5,403,500	18,017
Pabrik Kertas Tjiwi Kimia Tbk PT	2,775,400	1,059,484
Pacific Strategic Financial Tbk PT(1)	828,800	61,372
Pakuwon Jati Tbk PT	3,204,800	99,983
Panin Financial Tbk PT	8,246,600	140,780
Perusahaan Gas Negara Tbk PT	15,578,200	1,484,414
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,913,200	122,473
PP Persero Tbk PT(1)	1,481,700	50,357
Puradelta Lestari Tbk PT	976,100	10,936
Ramayana Lestari Sentosa Tbk PT	547,700	22,282
Salim Ivomas Pratama Tbk PT	183,800	4,586
Samator Indo Gas Tbk PT	536,000	68,623
Samudera Indonesia Tbk PT	3,623,000	84,570
Sarana Menara Nusantara Tbk PT	23,981,900	1,583,239
Sawit Sumbermas Sarana Tbk PT	2,748,500	279,553
Semen Indonesia Persero Tbk PT	3,643,518	1,408,303
Sentul City Tbk PT(1)	1,197,800	3,994
Siloam International Hospitals Tbk PT	9,600	1,056
Smartfren Telecom Tbk PT(1)	39,123,800	156,591
Sri Rejeki Isman Tbk PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk PT	9,056,500	1,594,353
Summarecon Agung Tbk PT	6,092,478	260,033
Surya Citra Media Tbk PT	3,277,000	30,156
Surya Esa Perkasa Tbk PT	6,203,900	201,900
Surya Semesta Internusa Tbk PT(1)	423,900	12,440
Telkom Indonesia Persero Tbk PT, ADR(2)	229,996	6,262,791
Temas Tbk PT	4,752,000	91,310
Timah Tbk PT	1,423,400	88,258
Tower Bersama Infrastructure Tbk PT	5,493,800	780,039

Transcoal Pacific Tbk PT	87,900	40,468
Tunas Baru Lampung Tbk PT	339,100	14,138
Unilever Indonesia Tbk PT	4,608,200	1,392,151
United Tractors Tbk PT	1,504,700	2,234,128
Vale Indonesia Tbk PT	948,900	398,344
Waskita Beton Precast Tbk PT(1)	238,300	795
Waskita Karya Persero Tbk PT(1)	3,601,745	48,536
Wijaya Karya Persero Tbk PT(1)	2,888,700	70,462
Wintermar Offshore Marine Tbk PT(1)	860,000	16,990
XL Axiata Tbk PT	2,999,828	396,791
		71,492,622
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	9,496
Aeon Co. M Bhd	267,700	76,531
AEON Credit Service M Bhd	4,800	11,852
AGMO Holdings Bhd(1)	7,211	803
Alliance Bank Malaysia Bhd	1,250,700	934,721
AMMB Holdings Bhd	1,716,300	1,352,921
Ancom Nylex Bhd(1)	663,100	139,313
Ann Joo Resources Bhd(1)	103,300	22,349
Astro Malaysia Holdings Bhd(2)	96,000	13,930
ATA IMS Bhd(1)	11,300	636
Axiata Group Bhd	810,200	487,625
Bank Islam Malaysia Bhd	321,700	128,990
Berjaya Corp. Bhd(1)	2,966,168	176,532
Berjaya Food Bhd	463,600	61,692
Berjaya Land Bhd(1)	2,900	160
Bermaz Auto Bhd(2)	1,446,800	680,083
Boustead Plantations Bhd	491,100	71,294
Bumi Armada Bhd(1)	4,996,200	675,545
Bursa Malaysia Bhd	362,800	487,247
Cahya Mata Sarawak Bhd	1,158,200	273,303
Capital A Bhd(1)	140,600	23,755
Carlsberg Brewery Malaysia Bhd	56,500	253,070
CELCOMDIGI Bhd	1,344,500	1,302,074
Chin Hin Group Bhd	82,400	74,022
CIMB Group Holdings Bhd	3,487,498	3,640,507
CSC Steel Holdings Bhd	75,000	18,356
CTOS Digital Bhd	109,100	31,647
Cypark Resources Bhd(1)	956,100	130,329
D&O Green Technologies Bhd	80,000	63,018
Dagang NeXchange Bhd(1)(2)	2,040,200	185,321
Dayang Enterprise Holdings Bhd	221,220	55,995
Dialog Group Bhd	482,800	225,756
DRB-Hicom Bhd	588,500	168,161
Dufu Technology Corp. Bhd	13,600	5,700
Duopharma Biotech Bhd	10,630	3,153
Eco World Development Group Bhd	601,900	97,039
Eco World International Bhd(1)	194,300	25,439
Ekovest Bhd(1)	1,743,000	135,694
Evergreen Fibreboard Bhd	239,000	13,451
Formosa Prosonic Industries Bhd	28,500	14,625
Fraser & Neave Holdings Bhd	24,700	135,352
Frontken Corp. Bhd	503,950	339,196
Gamuda Bhd	1,646,925	1,584,361

Genting Bhd	1,786,000	1,623,885
Genting Malaysia Bhd	2,224,300	1,208,945
Genting Plantations Bhd	105,000	136,534
Globetronics Technology Bhd	102,800	26,253
Greatech Technology Bhd(1)	94,500	84,442
HAP Seng Consolidated Bhd	65,700	51,532
Hap Seng Plantations Holdings Bhd	58,900	23,989
Hartalega Holdings Bhd	2,044,300	1,016,588
Heineken Malaysia Bhd	87,000	500,141
Hengyuan Refining Co. Bhd	211,100	143,449
Hextar Global Bhd	507,660	81,332
Hextar Healthcare Bhd(1)	196,500	11,482
Hiap Teck Venture Bhd	691,900	45,686
Hibiscus Petroleum Bhd	2,674,800	526,275
Hong Leong Bank Bhd	136,500	572,657
Hong Leong Capital Bhd	24,300	32,525
Hong Leong Financial Group Bhd	68,400	256,673
Hong Seng Consolidated Bhd(1)	180,800	3,521
Hup Seng Industries Bhd	9,000	1,344
IHH Healthcare Bhd	254,600	318,262
IJM Corp. Bhd	1,440,200	511,802
Inari Amertron Bhd	905,500	493,609
Innoprise Plantations Bhd	67,500	18,719
IOI Corp. Bhd	1,167,500	932,278
IOI Properties Group Bhd	130,000	30,687
Jaya Tiasa Holdings Bhd	590,500	79,265
KNM Group Bhd(1)	595,500	7,739
Kossan Rubber Industries Bhd	1,304,100	418,214
KPJ Healthcare Bhd	2,261,000	577,931
Kuala Lumpur Kepong Bhd	208,900	944,552
Kumpulan Perangsang Selangor Bhd	6,000	923
Leong Hup International Bhd	10,100	1,225
Lotte Chemical Titan Holding Bhd	179,600	46,282
Mah Sing Group Bhd	235,900	30,405
Malakoff Corp. Bhd	157,200	20,608
Malayan Banking Bhd	1,486,410	2,784,944
Malayan Flour Mills Bhd	212,300	29,902
Malaysia Airports Holdings Bhd	572,750	857,257
Malaysia Building Society Bhd	2,881,292	386,787
Malaysia Marine & Heavy Engineering Holdings Bhd	101,700	11,667
Malaysia Smelting Corp. Bhd	191,200	81,936
Malaysian Bulk Carriers Bhd	163,800	10,816
Malaysian Pacific Industries Bhd(2)	78,000	455,418
Malaysian Resources Corp. Bhd	1,461,600	94,860
Matrix Concepts Holdings Bhd	116,100	36,970
Maxis Bhd(2)	823,600	733,286
Media Prima Bhd(1)	407,400	35,723
Mega First Corp. Bhd	26,400	18,888
MISC Bhd	717,400	1,133,781
MNRB Holdings Bhd	10,700	2,271
MR DIY Group M Bhd	607,100	206,406
Muda Holdings Bhd	27,400	8,904
My EG Services Bhd	767,817	139,620
Nestle Malaysia Bhd	23,100	670,319
OSK Holdings Bhd	20,000	4,267

Padini Holdings Bhd	3,200	2,578
Pantech Group Holdings Bhd	203,100	32,523
PESTECH International Bhd(1)	186,625	9,299
Petron Malaysia Refining & Marketing Bhd	26,800	26,870
Petronas Chemicals Group Bhd	841,400	1,194,371
Petronas Dagangan Bhd	80,100	366,453
Petronas Gas Bhd	255,700	927,335
Pos Malaysia Bhd(1)	5,700	666
Power Root Bhd	5,800	2,548
PPB Group Bhd	169,900	598,767
Press Metal Aluminium Holdings Bhd	843,300	841,310
Public Bank Bhd	3,970,900	3,276,821
QL Resources Bhd	319,600	384,043
Ranhill Utilities Bhd	299	35
RHB Bank Bhd	1,256,151	1,455,861
Sam Engineering & Equipment M Bhd	50,800	51,404
Sarawak Oil Palms Bhd	168,750	88,438
Sarawak Plantation Bhd	45,200	20,655
Scientex Bhd	194,100	139,612
SEG International Bhd	12,300	1,839
Shin Yang Shipping Corp. Bhd	489,500	60,903
Sime Darby Bhd	1,383,700	619,986
Sime Darby Plantation Bhd	1,069,757	976,018
Sime Darby Property Bhd	367,700	37,010
SKP Resources Bhd	118,000	26,072
Solarvest Holdings Bhd(1)	124,300	28,011
SP Setia Bhd Group	718,100	82,382
Sports Toto Bhd	61,817	17,413
Sunway Bhd	574,348	195,322
Sunway Construction Group Bhd	55,900	20,338
Supermax Corp. Bhd	2,633,722	550,018
Syarikat Takaful Malaysia Keluarga Bhd	79,874	58,473
Ta Ann Holdings Bhd	165,600	121,194
TASCO Bhd	91,000	16,750
TDM Bhd	278,600	10,260
Telekom Malaysia Bhd	798,700	881,483
Tenaga Nasional Bhd	1,533,000	3,157,552
Thong Guan Industries Bhd	44,400	21,246
TIME dotCom Bhd(2)	1,076,300	1,251,271
Tiong NAM Logistics Holdings(1)	95,600	14,687
Top Glove Corp. Bhd(1)	2,797,100	689,844
Tropicana Corp. Bhd(1)	20,482	6,075
TSH Resources Bhd	663,500	134,321
Uchi Technologies Bhd	42,900	31,032
UEM Sunrise Bhd	792,400	45,463
UMW Holdings Bhd	317,700	264,981
Unisem M Bhd	234,800	158,497
United Plantations Bhd	89,700	299,189
UOA Development Bhd	1,700	637
UWC Bhd	73,300	47,367
Velesto Energy Bhd(1)	5,761,700	286,543
ViTrox Corp. Bhd	6,000	10,135
VS Industry Bhd(2)	949,200	164,489
Wah Seong Corp. Bhd(1)	136,000	26,062
Westports Holdings Bhd	222,600	182,238

Yinson Holdings Bhd	1,289,400	726,144
YTL Corp. Bhd	775,813	162,969
YTL Power International Bhd	3,519,000	1,036,268
		54,454,891
Mexico — 3.1%
Alfa SAB de CV, Class A	3,835,392	2,346,031
Alpek SAB de CV(2)	35,137	35,079
America Movil SAB de CV, ADR(1)	447,724	9,518,612
Arca Continental SAB de CV	178,885	1,808,165
Banco del Bajio SA	1,189,723	3,742,223
Becle SAB de CV(2)	38,227	90,268
Bolsa Mexicana de Valores SAB de CV	156,887	329,845
Cemex SAB de CV, ADR(1)	193,788	1,162,728
Coca-Cola Femsa SAB de CV	393,330	3,260,443
Consorcio ARA SAB de CV	34,198	7,173
Controladora AXTEL SAB de CV(1)	3,835,392	58,759
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	130,895	1,806,351
Corp. Inmobiliaria Vesta SAB de CV(2)	697,582	2,208,806
El Puerto de Liverpool SAB de CV, Class C1	7,605	44,463
Fomento Economico Mexicano SAB de CV, ADR	60,680	6,105,015
GCC SAB de CV	91,461	702,775
Genomma Lab Internacional SAB de CV, Class B	1,806,776	1,519,861
Gentera SAB de CV	2,231,977	2,402,445
Gruma SAB de CV, B Shares	223,487	3,447,125
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(2)	46,685	3,858,515
Grupo Aeroportuario del Pacifico SAB de CV, ADR	23,105	4,085,657
Grupo Aeroportuario del Sureste SAB de CV, ADR	11,000	3,083,850
Grupo Bimbo SAB de CV, Series A	484,072	2,595,364
Grupo Carso SAB de CV, Series A1	100,714	586,554
Grupo Comercial Chedraui SA de CV(2)	323,760	1,680,572
Grupo Financiero Banorte SAB de CV, Class O	1,842,182	14,802,858
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	1,498,765	3,332,378
Grupo GICSA SAB de CV(1)(2)	21,090	2,587
Grupo Industrial Saltillo SAB de CV(2)	26,514	46,286
Grupo Mexico SAB de CV, Series B	1,248,884	5,570,521
Grupo Rotoplas SAB de CV(1)(2)	4,698	7,434
Grupo Televisa SAB, ADR	463,356	2,228,742
Hoteles City Express SAB de CV(1)	9,494	4,138
Industrias Penoles SAB de CV(1)	148,436	2,265,434
Kimberly-Clark de Mexico SAB de CV, A Shares	880,500	1,799,428
La Comer SAB de CV(2)	170,365	370,702
Megacable Holdings SAB de CV	358,749	833,545
Nemak SAB de CV(1)	2,978,261	695,360
Operadora De Sites Mexicanos SAB de CV	50,800	44,801
Orbia Advance Corp. SAB de CV	802,452	1,696,177
Promotora y Operadora de Infraestructura SAB de CV	125,574	1,222,375
Qualitas Controladora SAB de CV(2)	90,158	609,327
Regional SAB de CV	121,080	943,232
Sitios Latinoamerica SAB de CV(1)(2)	151,650	64,127
Wal-Mart de Mexico SAB de CV	915,950	3,484,328
		96,510,459
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	356,597	2,428,426
Credicorp Ltd.	35,369	4,578,517
Intercorp Financial Services, Inc.	26,506	563,252

Southern Copper Corp.	28,783	1,921,841
		9,492,036
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	1,431,210	1,386,806
Aboitiz Power Corp.	60,500	40,022
ACEN Corp.(1)	1,249,820	130,365
Alliance Global Group, Inc.	1,108,600	261,697
Ayala Corp.	115,870	1,361,038
Ayala Land, Inc.	1,916,800	897,102
Ayalaland Logistics Holdings Corp.(1)	28,000	1,396
Bank of the Philippine Islands	922,801	1,642,285
BDO Unibank, Inc.	1,149,278	2,784,708
Cebu Air, Inc.(1)	19,350	14,385
Century Pacific Food, Inc.	256,200	106,442
Converge Information & Communications Technology Solutions, Inc.(1)	1,394,500	270,116
Cosco Capital, Inc.	227,200	19,739
DITO CME Holdings Corp.(1)	425,200	18,183
DMCI Holdings, Inc.	7,531,600	1,269,049
East West Banking Corp.	65,600	8,236
Filinvest Land, Inc.	519,000	6,562
Ginebra San Miguel, Inc.	7,600	19,622
Global Ferronickel Holdings, Inc.	757,000	29,368
Globe Telecom, Inc.	20,439	618,818
GT Capital Holdings, Inc.	98,920	908,688
International Container Terminal Services, Inc.	439,820	1,527,278
JG Summit Holdings, Inc.	1,276,824	1,091,211
Jollibee Foods Corp.	338,990	1,421,985
LT Group, Inc.	183,600	31,321
Manila Electric Co.	67,580	393,140
Manila Water Co., Inc.	265,100	85,122
Max's Group, Inc.	15,000	1,202
Megaworld Corp.	3,778,800	137,217
Metro Pacific Investments Corp.	13,211,000	1,023,435
Metropolitan Bank & Trust Co.	2,057,000	2,110,659
Monde Nissin Corp.	1,220,500	176,128
Nickel Asia Corp.	1,572,800	168,090
Petron Corp.	137,700	9,681
PLDT, Inc., ADR(2)	53,764	1,136,571
Puregold Price Club, Inc.	525,000	283,061
Robinsons Land Corp.	850,300	210,389
Robinsons Retail Holdings, Inc.	128,010	117,148
Security Bank Corp.	725,710	1,098,393
Semirara Mining & Power Corp.	782,800	390,083
Shell Pilipinas Corp.	7,000	1,957
SM Investments Corp.	61,815	1,022,224
SM Prime Holdings, Inc.	2,264,100	1,317,713
Universal Robina Corp.	447,870	1,119,671
Vista Land & Lifescapes, Inc.	266,100	8,105
Wilcon Depot, Inc.	299,300	151,359
		26,827,770
Poland — 0.9%
Alior Bank SA(1)	160,661	1,533,765
Allegro.eu SA(1)	113,097	950,513
AmRest Holdings SE(1)	9,743	51,188
Asseco Poland SA	7,498	145,891

Bank Handlowy w Warszawie SA	4,133	80,592
Bank Millennium SA(1)	665,678	700,880
Bank Polska Kasa Opieki SA	88,577	2,016,348
Budimex SA	5,342	425,583
CCC SA(1)	33,072	357,166
CD Projekt SA(2)	51,228	1,467,457
Cyfrowy Polsat SA	54,560	199,194
Dino Polska SA(1)	25,968	2,553,999
Enea SA(1)	123,864	187,478
Eurocash SA	19,678	77,529
Grenevia SA(1)	28,812	21,804
Grupa Azoty SA(1)	33,832	203,839
Jastrzebska Spolka Weglowa SA(1)	127,398	1,157,979
KGHM Polska Miedz SA	67,510	1,673,799
KRUK SA(1)	9,476	829,082
LiveChat Software SA	4,217	131,522
LPP SA	906	2,572,194
Lubelski Wegiel Bogdanka SA	857	7,782
mBank SA(1)	5,811	484,694
Orange Polska SA	977,903	1,668,720
Pepco Group NV(1)	66,004	624,711
PGE Polska Grupa Energetyczna SA(1)	120,708	191,468
Polski Koncern Naftowy ORLEN SA	291,171	4,145,782
Powszechna Kasa Oszczednosci Bank Polski SA	177,557	1,347,571
Powszechny Zaklad Ubezpieczen SA	198,980	1,814,344
Santander Bank Polska SA(1)	13,255	1,056,325
Tauron Polska Energia SA(1)	563,566	295,501
TEN Square Games SA	1,102	21,360
Warsaw Stock Exchange	5,163	46,439
XTB SA	37,349	363,195
		29,405,694
Russia(3)†
Gazprom PJSC	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—
Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC	7,492	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC(1)	275	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	1,765
X5 Retail Group NV, GDR(1)	13,628	1
		1,794

South Africa — 3.6%
Absa Group Ltd.	535,164	4,187,378
Adcock Ingram Holdings Ltd.	1,014	2,626
Advtech Ltd.	35,578	31,246
AECI Ltd.	88,100	375,779
African Rainbow Minerals Ltd.	126,910	1,326,135
Afrimat Ltd.	18,266	48,818
Alexander Forbes Group Holdings Ltd.	85,796	23,864
Anglo American Platinum Ltd.(2)	16,248	934,690
AngloGold Ashanti Ltd., ADR	323,534	7,829,523
ArcelorMittal South Africa Ltd.(1)	60,938	10,724
Aspen Pharmacare Holdings Ltd.	249,281	2,168,340
Astral Foods Ltd.	29,039	208,921
AVI Ltd.	339,860	1,070,332
Barloworld Ltd.	310,424	1,309,621
Bid Corp. Ltd.	88,017	1,875,832
Bidvest Group Ltd.	137,545	1,661,455
Brait PLC(1)	36,591	5,892
Capitec Bank Holdings Ltd.(2)	19,699	1,347,693
Cashbuild Ltd.	1,658	13,688
City Lodge Hotels Ltd.	91,493	21,853
Clicks Group Ltd.	105,553	1,257,175
Coronation Fund Managers Ltd.	135,466	215,998
DataTec Ltd.	57,996	111,723
Dis-Chem Pharmacies Ltd.	72,041	80,169
Discovery Ltd.(1)	212,781	1,428,919
DRDGOLD Ltd.	116,336	130,422
Exxaro Resources Ltd.	158,366	1,288,529
Famous Brands Ltd.	3,093	9,686
FirstRand Ltd.	1,400,892	4,296,008
Foschini Group Ltd.	330,248	1,404,230
Gold Fields Ltd., ADR	499,999	7,559,985
Grindrod Ltd.	322,753	147,994
Harmony Gold Mining Co. Ltd., ADR(2)	811,338	3,821,402
Impala Platinum Holdings Ltd.	574,367	4,611,603
Investec Ltd.	178,638	901,137
KAL Group Ltd.	1,532	2,789
KAP Ltd.	1,542,797	173,966
Kumba Iron Ore Ltd.	34,719	763,159
Life Healthcare Group Holdings Ltd.	835,301	792,530
Metair Investments Ltd.(1)	41,971	39,951
MiX Telematics Ltd., ADR(2)	5,715	41,377
Momentum Metropolitan Holdings	2,129,561	1,826,879
Motus Holdings Ltd.	142,191	654,006
Mr Price Group Ltd.	186,932	1,179,535
MTN Group Ltd.	707,001	4,374,201
MultiChoice Group	254,417	1,265,245
Murray & Roberts Holdings Ltd.(1)	20,297	1,003
Naspers Ltd., N Shares	37,115	5,598,923
Nedbank Group Ltd.	321,396	3,393,972
NEPI Rockcastle NV	413,183	2,352,475
Netcare Ltd.	698,936	486,244
Ninety One Ltd.	114,411	232,990
Northam Platinum Holdings Ltd.(1)	345,629	2,850,071
Oceana Group Ltd.	2,532	9,296

Old Mutual Ltd.	4,924,037	2,667,698
Omnia Holdings Ltd.	372,148	1,080,722
OUTsurance Group Ltd.	259,909	417,490
Pick n Pay Stores Ltd.(2)	267,425	428,580
PPC Ltd.(1)	754,515	86,068
PSG Konsult Ltd.	120,987	70,238
Raubex Group Ltd.	14,747	18,285
Reinet Investments SCA	139,856	2,778,698
Remgro Ltd.	325,251	2,171,354
Reunert Ltd.	50,821	144,617
RFG Holdings Ltd.	19,543	10,017
RMB Holdings Ltd.	124,786	3,116
Royal Bafokeng Platinum Ltd.	135,877	932,833
Sanlam Ltd.	547,793	1,438,975
Santam Ltd.	9,542	126,702
Sappi Ltd.(2)	952,986	2,108,174
Sasol Ltd., ADR	274,492	3,173,128
Shoprite Holdings Ltd.	215,596	2,137,653
Sibanye Stillwater Ltd., ADR(2)	628,326	4,486,248
SPAR Group Ltd.(2)	203,758	1,094,050
Standard Bank Group Ltd.	458,298	3,524,074
Super Group Ltd.	60,961	94,426
Telkom SA SOC Ltd.(1)(2)	722,948	1,005,989
Thungela Resources Ltd.	277,593	1,926,906
Tiger Brands Ltd.	125,158	951,676
Transaction Capital Ltd.	27,574	9,669
Truworths International Ltd.	447,967	1,083,124
Tsogo Sun Gaming Ltd.(2)	11,283	6,947
Vodacom Group Ltd.(2)	209,189	1,169,712
Wilson Bayly Holmes-Ovcon Ltd.(1)	9,429	45,458
Woolworths Holdings Ltd.	403,708	1,219,475
Zeda Ltd.(1)	232,331	107,119
Zeder Investments Ltd.(2)	120,266	10,592
		114,287,815
South Korea — 14.1%
ABLBio, Inc.(1)	23,584	415,002
Able C&C Co. Ltd.(1)	610	3,770
Advanced Process Systems Corp.	4,807	77,258
Aekyung Industrial Co. Ltd.	63	1,044
AfreecaTV Co. Ltd.	8,544	483,496
Ahnlab, Inc.	1,317	62,512
Alteogen, Inc.(1)	3,978	151,215
Amorepacific Corp.	5,520	434,303
AMOREPACIFIC Group	17,909	391,835
Ananti, Inc.(1)	42,423	196,125
Aprogen, Inc.(1)	31,172	32,071
APTC Co. Ltd.(1)	1,177	11,159
Asiana Airlines, Inc.(1)	34,383	318,675
BGF Co. Ltd.	12,496	38,592
BGF retail Co. Ltd.	5,815	835,081
BH Co. Ltd.	28,217	532,331
Binex Co. Ltd.(1)	11,370	93,833
Binggrae Co. Ltd.	3,060	111,565
Bioneer Corp.(1)	7,543	303,925
BNK Financial Group, Inc.	317,438	1,604,314

Boditech Med, Inc.	3,086	26,522
Boryung	13,510	90,045
Bukwang Pharmaceutical Co. Ltd.(1)	14,110	81,718
Byucksan Corp.	12,984	20,871
Caregen Co. Ltd.	1,482	205,544
Celltrion Healthcare Co. Ltd.	15,173	844,672
Celltrion Pharm, Inc.(1)	2,886	185,023
Celltrion, Inc.	19,911	2,565,712
Chabiotech Co. Ltd.(1)	19,986	229,718
Cheil Worldwide, Inc.	17,836	246,301
Chong Kun Dang Pharmaceutical Corp.	3,770	250,065
Chongkundang Holdings Corp.	112	4,097
Chunbo Co. Ltd.	690	98,426
CJ CGV Co. Ltd.(1)	20,232	237,426
CJ CheilJedang Corp.	3,698	863,151
CJ Corp.	8,463	564,550
CJ ENM Co. Ltd.(1)	19,159	1,094,953
CJ Logistics Corp.	9,985	613,416
Classys, Inc.	16,076	316,491
CMG Pharmaceutical Co. Ltd.(1)(2)	9,916	17,352
Com2uSCorp	5,330	267,279
Connectwave Co. Ltd.(1)	1,135	11,406
Cosmax, Inc.(1)	10,511	628,947
CosmoAM&T Co. Ltd.(1)	5,083	682,440
Coway Co. Ltd.	43,737	1,586,500
COWELL FASHION Co. Ltd.	21,346	72,921
Creative & Innovative System(1)	44,131	397,817
CrystalGenomics, Inc.(1)	11,842	49,107
CS Wind Corp.	7,100	422,362
Cuckoo Holdings Co. Ltd.	2,944	33,795
Cuckoo Homesys Co. Ltd.	4,724	88,617
Dae Han Flour Mills Co. Ltd.	490	51,902
Daeduck Electronics Co. Ltd.	48,071	917,155
Daesang Corp.	16,188	227,324
Daesung Holdings Co. Ltd.	377	5,407
Daewon Pharmaceutical Co. Ltd.	2,047	22,159
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	725,637
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	7,499	160,201
Daewoong Co. Ltd.	4,979	54,943
Daewoong Pharmaceutical Co. Ltd.	1,900	158,282
Daishin Securities Co. Ltd.	26,275	265,989
Daol Investment & Securities Co. Ltd.	111,644	318,919
Daou Data Corp.	10,233	117,529
Daou Technology, Inc.	18,641	269,196
DB Financial Investment Co. Ltd.	13,706	43,126
DB HiTek Co. Ltd.	47,191	2,140,311
DB Insurance Co. Ltd.	50,319	2,808,731
Dentium Co. Ltd.	4,690	559,971
DGB Financial Group, Inc.	220,428	1,163,914
DI Dong Il Corp.	2,452	38,553
DIO Corp.(1)	879	18,366
DL E&C Co. Ltd.	52,686	1,439,351
DL Holdings Co. Ltd.	19,095	658,142
DN Automotive Corp.	2,810	169,755
Dong-A Socio Holdings Co. Ltd.	783	49,191

Dong-A ST Co. Ltd.	994	41,026
Dongjin Semichem Co. Ltd.	26,000	749,441
DongKook Pharmaceutical Co. Ltd.	9,094	106,385
Dongkuk Steel Mill Co. Ltd.	97,787	838,749
Dongsuh Cos., Inc.	5,808	89,023
Dongwha Enterprise Co. Ltd.(1)	2,063	75,323
Dongwha Pharm Co. Ltd.	4,407	31,837
Dongwon Development Co. Ltd.	10,306	26,281
Dongwon F&B Co. Ltd.	2,410	57,043
Dongwon Industries Co. Ltd.	9,884	340,620
Dongwon Systems Corp.	602	18,317
Doosan Bobcat, Inc.	15,429	620,663
Doosan Co. Ltd.	327	23,934
Doosan Enerbility Co. Ltd.(1)	109,628	1,325,245
Doosan Fuel Cell Co. Ltd.(1)	4,525	104,871
Doosan Tesna, Inc.	12,170	341,675
DoubleUGames Co. Ltd.	6,425	215,085
Douzone Bizon Co. Ltd.	13,677	319,783
Dreamtech Co. Ltd.	15,774	104,793
Duk San Neolux Co. Ltd.(1)	6,317	217,770
Easy Bio, Inc.	465	1,411
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	11,592	97,959
Ecopro BM Co. Ltd.(2)	8,090	1,511,323
Ecopro Co. Ltd.(2)	3,985	1,685,742
Ecopro HN Co. Ltd.	9,424	440,533
E-MART, Inc.	9,368	594,867
ENF Technology Co. Ltd.	2,415	40,977
Eo Technics Co. Ltd.	5,036	350,164
Eugene Corp.	22,122	59,493
Eugene Investment & Securities Co. Ltd.	25,011	62,328
Eugene Technology Co. Ltd.	5,418	126,599
F&F Co. Ltd.	7,994	778,462
Fila Holdings Corp.	45,100	1,234,471
Foosung Co. Ltd.(2)	50,037	514,073
Genexine, Inc.(1)	1,908	17,964
GOLFZON Co. Ltd.	6,595	556,686
Gradiant Corp.	4,410	63,180
Grand Korea Leisure Co. Ltd.(1)	23,729	348,925
Green Cross Corp.	2,501	236,904
Green Cross Holdings Corp.	2,440	28,467
GS Engineering & Construction Corp.	41,213	643,284
GS Holdings Corp.	47,183	1,368,914
GS Retail Co. Ltd.	61,165	1,145,353
HAESUNG DS Co. Ltd.	19,421	739,916
Hana Financial Group, Inc.	278,293	8,681,327
Hana Materials, Inc.	7,352	254,855
Hana Micron, Inc.	50,342	640,857
Handsome Co. Ltd.	13,246	230,516
Hanil Cement Co. Ltd.	4,810	46,603
Hanjin Kal Corp.	674	25,821
Hanjin Transportation Co. Ltd.	3,382	50,889
Hankook Shell Oil Co. Ltd.	114	19,664
Hankook Tire & Technology Co. Ltd.	36,262	941,629
Hanmi Pharm Co. Ltd.	3,466	762,671

Hanmi Semiconductor Co. Ltd.	28,501	567,928
Hanon Systems	62,982	444,832
Hansae Co. Ltd.	34,900	417,930
Hansol Chemical Co. Ltd.	4,618	804,828
Hansol Paper Co. Ltd.	4,250	35,788
Hansol Technics Co. Ltd.	26,009	144,900
Hanssem Co. Ltd.	6,990	239,435
Hanwha Aerospace Co. Ltd.	43,420	3,464,426
Hanwha Corp.	46,610	1,070,656
Hanwha Corp., Preference Shares	2,247	25,770
Hanwha Galleria Corp.(1)	50,382	62,747
Hanwha General Insurance Co. Ltd.(1)	2,720	8,927
Hanwha Investment & Securities Co. Ltd.(1)	177,050	363,854
Hanwha Life Insurance Co. Ltd.(1)	719,498	1,367,623
Hanwha Solutions Corp.(1)	44,673	1,503,726
Hanwha Systems Co. Ltd.	19,233	203,721
Harim Holdings Co. Ltd.	111,238	684,839
HD Hyundai Co. Ltd.	55,831	2,402,812
HD Hyundai Construction Equipment Co. Ltd.	10,546	474,142
HD Hyundai Electric Co. Ltd.	27,427	1,008,755
HD Hyundai Energy Solutions Co. Ltd.	3,807	117,852
HD Hyundai Heavy Industries Co. Ltd.(1)	4,332	378,633
HD Hyundai Infracore Co. Ltd.	135,311	968,777
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	27,326	1,981,150
HDC Holdings Co. Ltd.	3,073	15,770
HDC Hyundai Development Co-Engineering & Construction, E Shares	20,939	197,610
Helixmith Co. Ltd.(1)	2,352	14,681
Hite Jinro Co. Ltd.	27,099	467,209
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	43,691
HK inno N Corp.	1,899	48,114
HL Holdings Corp.	3,576	95,645
HL Mando Co. Ltd.	32,956	1,195,698
HLB, Inc.(1)	11,844	330,208
HMM Co. Ltd.	211,056	2,819,089
Hotel Shilla Co. Ltd.	23,362	1,358,804
HPSP Co. Ltd.	19,540	401,056
HS Industries Co. Ltd.	11,046	30,467
Hugel, Inc.(1)	2,831	232,104
Humasis Co. Ltd.(1)(2)	255,300	559,121
Humax Co. Ltd.(1)	14,003	40,266
Humedix Co. Ltd.	8,065	191,308
Huons Co. Ltd.	1,038	24,964
Huons Global Co. Ltd.	1,022	15,647
Hwaseung Enterprise Co. Ltd.	1,558	8,412
HYBE Co. Ltd.(1)	5,791	1,193,513
Hyosung Advanced Materials Corp.	2,148	720,740
Hyosung Chemical Corp.(1)	1,063	79,551
Hyosung Corp.	1,919	94,373
Hyosung Heavy Industries Corp.(1)	3,167	190,712
Hyosung TNC Corp.	4,577	1,310,995
Hyundai Autoever Corp.	926	87,799
HYUNDAI Corp.	3,168	44,810
Hyundai Department Store Co. Ltd.	11,160	429,202
Hyundai Elevator Co. Ltd.	16,107	507,618
Hyundai Engineering & Construction Co. Ltd.	56,973	1,641,520

Hyundai GF Holdings	16,424	44,631
Hyundai Glovis Co. Ltd.	16,038	2,040,404
Hyundai Green Food(1)	8,718	77,311
Hyundai Home Shopping Network Corp.	2,978	104,322
Hyundai Marine & Fire Insurance Co. Ltd.	74,987	1,854,184
Hyundai Mipo Dockyard Co. Ltd.(1)	25,424	1,426,858
Hyundai Mobis Co. Ltd.	22,148	3,718,012
Hyundai Motor Co.	94,443	14,211,428
Hyundai Rotem Co. Ltd.(1)	70,866	1,650,585
Hyundai Steel Co.	87,891	2,157,968
Hyundai Wia Corp.	16,056	741,194
ICD Co. Ltd.	6,931	65,914
Il Dong Pharmaceutical Co. Ltd.(1)	137	2,001
Ilyang Pharmaceutical Co. Ltd.	8,045	106,318
iMarketKorea, Inc.	10,401	77,331
Industrial Bank of Korea	213,287	1,639,779
Innocean Worldwide, Inc.	4,112	120,933
Innox Advanced Materials Co. Ltd.(2)	13,820	417,574
Insun ENT Co. Ltd.(1)	15,244	97,579
Interflex Co. Ltd.(1)	344	3,147
INTOPS Co. Ltd.	26,498	705,279
iNtRON Biotechnology, Inc.(1)	11,031	62,173
IS Dongseo Co. Ltd.(1)	29,638	823,628
ISC Co. Ltd.	7,370	282,090
i-SENS, Inc.	2,026	26,581
ISU Chemical Co. Ltd.	11,199	226,806
ISU Specialty Chemical(1)	2,748	222
JB Financial Group Co. Ltd.	193,065	1,235,136
Jeisys Medical, Inc.	33,269	227,520
Jeju Air Co. Ltd.(1)	37,855	386,620
Jin Air Co. Ltd.(1)	16,591	188,562
Jusung Engineering Co. Ltd.	76,069	956,780
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	9,547	166,401
JYP Entertainment Corp.	12,077	1,108,533
K Car Co. Ltd.	16,799	166,188
Kakao Corp.	50,368	2,131,181
Kakao Games Corp.(1)	4,032	117,878
KakaoBank Corp.	36,304	716,038
Kakaopay Corp.(1)	3,910	176,787
Kangwon Land, Inc.	80,357	1,103,012
KB Financial Group, Inc., ADR(2)	264,199	9,511,164
KC Co. Ltd.	5,885	85,915
KC Tech Co. Ltd.	6,554	97,187
KCC Corp.	1,509	236,780
KCC Glass Corp.	9,129	296,006
KEPCO Engineering & Construction Co., Inc.	3,150	158,160
KEPCO Plant Service & Engineering Co. Ltd.	15,043	384,890
KG DONGBUSTEEL(2)	55,810	373,137
KG Mobility Co.(1)	919	6,840
Kginicis Co. Ltd.	19,665	180,088
KH Vatec Co. Ltd.	9,846	154,119
Kia Corp.	173,250	11,192,932
KISCO Corp.	15,701	76,364
KISWIRE Ltd.	2,131	29,549

KIWOOM Securities Co. Ltd.	18,378	1,298,749
KMW Co. Ltd.(1)	675	9,451
Koentec Co. Ltd.	3,932	22,111
Koh Young Technology, Inc.	10,793	112,257
Kolmar BNH Co. Ltd.	6,109	97,037
Kolmar Korea Holdings Co. Ltd.	1,580	16,804
Kolon Corp.	1,460	21,945
Kolon Industries, Inc.	10,185	327,983
KoMiCo Ltd.	6,296	246,621
KONA I Co. Ltd.(1)	4,604	59,258
Korea Aerospace Industries Ltd.	30,632	1,187,959
Korea Circuit Co. Ltd.(1)	10,726	133,696
Korea District Heating Corp.(1)	758	15,042
Korea Electric Power Corp., ADR(1)(2)	209,974	1,524,411
Korea Electric Terminal Co. Ltd.	2,868	131,019
Korea Gas Corp.(1)	4,476	88,421
Korea Investment Holdings Co. Ltd.	43,882	1,831,220
Korea Line Corp.(1)	268,824	378,684
Korea Petrochemical Ind Co. Ltd.	2,947	301,093
Korea Real Estate Investment & Trust Co. Ltd.	68,819	71,460
Korea United Pharm, Inc.	5,778	97,988
Korea Zinc Co. Ltd.	3,191	1,155,011
Korean Air Lines Co. Ltd.	188,182	3,128,525
Korean Reinsurance Co.	78,139	415,070
Krafton, Inc.(1)	1,161	165,303
KT Skylife Co. Ltd.	12,012	61,248
Kum Yang Co. Ltd.(1)	26,395	959,521
Kumho Petrochemical Co. Ltd.	23,079	2,204,857
Kumho Tire Co., Inc.(1)	70,220	248,882
KUMHOE&C Co. Ltd.	253	1,210
Kyung Dong Navien Co. Ltd.	2,730	84,414
L&F Co. Ltd.	3,250	658,127
LB Semicon, Inc.(1)	21,320	132,670
LEENO Industrial, Inc.	3,651	356,358
LegoChem Biosciences, Inc.(1)	2,616	81,300
LF Corp.	10,203	126,057
LG Chem Ltd.	14,863	7,746,133
LG Corp.	40,695	2,639,260
LG Display Co. Ltd., ADR(1)(2)	510,691	3,084,574
LG Electronics, Inc.	87,130	8,051,538
LG Energy Solution Ltd.(1)	4,370	1,969,243
LG H&H Co. Ltd.	3,645	1,445,409
LG HelloVision Co. Ltd.	6,071	20,193
LG Innotek Co. Ltd.	8,975	2,072,272
LG Uplus Corp.	238,739	2,021,386
LIG Nex1 Co. Ltd.	10,374	617,996
Lock&Lock Co. Ltd.	3,706	16,368
Lotte Chemical Corp.	9,168	1,150,131
Lotte Chilsung Beverage Co. Ltd.	5,740	605,257
Lotte Corp.	1,759	37,331
Lotte Data Communication Co.	2,619	55,758
Lotte Energy Materials Corp.	6,363	274,304
LOTTE Fine Chemical Co. Ltd.	18,148	802,893
LOTTE Himart Co. Ltd.	1,460	12,614
Lotte Rental Co. Ltd.	16,175	339,073

Lotte Shopping Co. Ltd.	8,259	497,150
Lotte Wellfood Co. Ltd.	2,167	173,041
LS Corp.	6,924	427,997
LS Electric Co. Ltd.	6,324	303,393
Lutronic Corp.	15,502	314,835
LVMC Holdings(1)	77,398	125,376
LX Hausys Ltd.	4,181	135,367
LX Holdings Corp.	32,513	200,530
LX INTERNATIONAL Corp.	47,918	1,089,119
LX Semicon Co. Ltd.	14,387	1,256,939
Maeil Dairies Co. Ltd.	2,084	76,015
Mcnex Co. Ltd.	13,810	338,191
Medytox, Inc.	2,082	385,667
MegaStudyEdu Co. Ltd.	9,069	433,840
Meritz Financial Group, Inc.(1)	129,695	4,397,434
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	51,836
Mirae Asset Securities Co. Ltd.	311,131	1,709,754
Miwon Commercial Co. Ltd.	112	14,064
Myoung Shin Industrial Co. Ltd.(1)	21,731	366,175
Namhae Chemical Corp.	7,314	47,827
Namsun Aluminum Co. Ltd.(1)	7,959	17,011
NAVER Corp.	16,478	2,473,500
NCSoft Corp.	6,466	1,563,072
Neowiz(1)	6,466	243,410
NEPES Corp.(1)	8,242	123,585
Netmarble Corp.(1)	1,805	76,075
Nexen Tire Corp.	29,374	181,762
NEXTIN, Inc.	3,774	212,798
NH Investment & Securities Co. Ltd.	196,596	1,479,276
NHN Corp.(1)	5,379	106,224
NHN KCP Corp.	4,148	34,759
NICE Holdings Co. Ltd.	8,854	81,313
NICE Information Service Co. Ltd.	22,716	180,855
NongShim Co. Ltd.	2,220	734,102
OCI Co. Ltd.(1)	3,801	413,798
OCI Holdings Co. Ltd.	8,388	543,685
OptoElectronics Solutions Co. Ltd.	901	11,507
Orion Corp./Republic of Korea	12,143	1,181,590
Orion Holdings Corp.	18,881	216,666
Oscotec, Inc.(1)	202	3,590
Ottogi Corp.	838	280,502
Pan Ocean Co. Ltd.	454,442	1,612,795
Paradise Co. Ltd.(1)	17,496	189,113
Park Systems Corp.	2,100	259,929
Partron Co. Ltd.	52,572	360,451
Pearl Abyss Corp.(1)	3,308	124,302
People & Technology, Inc.	16,238	639,561
PharmaResearch Co. Ltd.	3,885	335,805
PI Advanced Materials Co. Ltd.	7,730	193,905
Poongsan Corp.	19,668	580,658
Posco DX Co. Ltd.(2)	49,364	426,050
POSCO Future M Co. Ltd.	2,557	673,458
POSCO Holdings, Inc., ADR	191,441	12,995,015
Posco International Corp.(2)	87,000	1,971,297
PSK, Inc.	30,279	487,998

Pulmuone Co. Ltd.	3,081	24,768
S&S Tech Corp.	6,600	274,470
S-1 Corp.	4,672	191,234
Sam Chun Dang Pharm Co. Ltd.(1)	1,941	90,439
Sam Young Electronics Co. Ltd.	3,086	23,112
Samchully Co. Ltd.	2,940	270,734
Samjin Pharmaceutical Co. Ltd.	1,819	30,640
Samsung Biologics Co. Ltd.(1)	3,088	1,822,250
Samsung C&T Corp.	24,296	2,023,776
Samsung Card Co. Ltd.	2,438	55,181
Samsung Electro-Mechanics Co. Ltd.	34,485	3,827,261
Samsung Electronics Co. Ltd., GDR	70,096	94,820,583
Samsung Engineering Co. Ltd.(1)	160,501	3,420,253
Samsung Fire & Marine Insurance Co. Ltd.	35,796	6,079,946
Samsung Heavy Industries Co. Ltd.(1)	309,569	1,427,292
Samsung Life Insurance Co. Ltd.	32,536	1,625,286
Samsung SDI Co. Ltd.	18,531	10,010,436
Samsung SDS Co. Ltd.	13,230	1,238,563
Samsung Securities Co. Ltd.	49,330	1,365,267
Samwha Capacitor Co. Ltd.	1,445	48,150
Samyang Corp.	1,845	60,401
Samyang Foods Co. Ltd.	2,284	186,211
Samyang Holdings Corp.	1,825	96,973
Sang-A Frontec Co. Ltd.	2,323	52,672
Sangsangin Co. Ltd.	36,362	146,951
SD Biosensor, Inc.	20,113	256,104
Seah Besteel Holdings Corp.	16,463	298,687
SeAH Steel Corp.	1,878	198,361
SeAH Steel Holdings Corp.	1,293	161,834
Sebang Co. Ltd.	8,074	89,310
Sebang Global Battery Co. Ltd.	6,240	228,520
Seegene, Inc.	43,195	789,668
Sejong Telecom, Inc.(1)	2,388	1,098
Seobu T&D	19,864	113,746
Seojin System Co. Ltd.(1)	17,366	216,651
Seoul Semiconductor Co. Ltd.	58,387	540,332
SFA Engineering Corp.	9,821	291,949
SFA Semicon Co. Ltd.(1)	55,863	238,620
SGC Energy Co. Ltd.	3,153	64,762
Shinhan Financial Group Co. Ltd., ADR(2)	351,682	9,231,652
Shinsegae International, Inc.	7,481	101,609
Shinsegae, Inc.	9,219	1,372,676
Shinsung E&G Co. Ltd.(1)	13,081	20,126
Shinyoung Securities Co. Ltd.	714	28,781
SillaJen, Inc.(1)	626	2,803
SIMMTECH Co. Ltd.(2)	23,847	559,347
SK Biopharmaceuticals Co. Ltd.(1)	9,322	516,065
SK Bioscience Co. Ltd.(1)	5,111	317,579
SK Chemicals Co. Ltd.	7,887	445,375
SK D&D Co. Ltd.	7,003	109,013
SK Discovery Co. Ltd.	6,562	174,091
SK Gas Ltd.	1,169	110,661
SK Hynix, Inc.	303,896	24,783,747
SK IE Technology Co. Ltd.(1)	6,095	406,436
SK Innovation Co. Ltd.(1)	25,121	3,575,644

SK Networks Co. Ltd.	224,103	816,927
SK oceanplant Co. Ltd.(1)(2)	26,661	391,391
SK Securities Co. Ltd.	281,197	148,106
SK Telecom Co. Ltd., ADR(2)	28,209	589,568
SK, Inc.	11,654	1,473,222
SKC Co. Ltd.	5,450	389,477
SL Corp.	7,888	214,025
SM Entertainment Co. Ltd.	7,227	595,895
SNT Dynamics Co. Ltd.	11,190	85,803
SNT Motiv Co. Ltd.	9,852	380,873
S-Oil Corp.	30,369	1,650,411
Songwon Industrial Co. Ltd.	5,948	72,937
Soulbrain Co. Ltd.	3,280	569,362
Soulbrain Holdings Co. Ltd.	1,229	26,899
SPC Samlip Co. Ltd.	1,750	102,369
STIC Investments, Inc.	2,476	10,819
Studio Dragon Corp.(1)	7,058	344,091
Sun Kwang Co. Ltd.	716	13,424
Sung Kwang Bend Co. Ltd.	13,632	133,663
Sungwoo Hitech Co. Ltd.(2)	2,998	23,001
Taekwang Industrial Co. Ltd.	59	28,931
Taewoong Co. Ltd.(1)	329	3,467
Taeyoung Engineering & Construction Co. Ltd.	8,091	24,180
Taihan Electric Wire Co. Ltd.(1)	8,345	89,561
TES Co. Ltd.	10,262	168,553
TK Corp.	11,345	153,390
TKG Huchems Co. Ltd.	15,272	258,994
Tokai Carbon Korea Co. Ltd.	4,217	335,126
Tongyang Life Insurance Co. Ltd.(1)	24,322	68,735
Tongyang, Inc.	2,830	2,225
Toptec Co. Ltd.	329	2,199
TSE Co. Ltd.	1,752	56,976
TY Holdings Co. Ltd.	2,617	20,438
Unid Btplus Co. Ltd.(1)	3,490	22,808
Unid Co. Ltd.	2,225	101,596
Value Added Technology Co. Ltd.	4,998	128,996
Vieworks Co. Ltd.	968	23,729
Webzen, Inc.	7,626	85,687
Wemade Co. Ltd.	14,813	528,858
Whanin Pharmaceutical Co. Ltd.	148	1,790
Winix, Inc.	1,433	12,224
WiSoL Co. Ltd.	6,266	33,991
Wonik Holdings Co. Ltd.(1)	5,541	15,675
WONIK IPS Co. Ltd.	7,578	183,477
Wonik Materials Co. Ltd.	745	15,386
Wonik QnC Corp.	13,043	255,016
Woongjin Thinkbig Co. Ltd.	92,837	211,229
Woori Financial Group, Inc.	596,516	5,378,635
Woori Investment Bank Co. Ltd.	276,217	154,520
Woori Technology Investment Co. Ltd.(1)	66,766	205,298
W-Scope Chungju Plant Co. Ltd.(1)	5,826	235,938
Y G-1 Co. Ltd.	6	30
YG Entertainment, Inc.	3,615	255,512
Youlchon Chemical Co. Ltd.	3,021	80,909
Young Poong Corp.	334	132,302

Youngone Corp.	17,169	581,540
Youngone Holdings Co. Ltd.	5,467	276,716
Yuanta Securities Korea Co. Ltd.	56,886	120,862
Yuhan Corp.	12,431	555,732
Zinus, Inc.	8,796	199,973
		446,081,892
Taiwan — 19.1%
Aaeon Technology, Inc.	1,000	4,180
Abico Avy Co. Ltd.	38,060	26,099
Ability Enterprise Co. Ltd.	102,000	66,567
AcBel Polytech, Inc.(2)	95,000	138,730
Accton Technology Corp.	65,000	745,276
Acer Cyber Security, Inc.	6,000	34,719
Acer, Inc.(2)	2,353,000	2,358,424
ACES Electronic Co. Ltd.	39,720	39,157
Acon Holding, Inc.(1)	277,000	104,795
Acter Group Corp. Ltd.	224,414	1,114,533
ADATA Technology Co. Ltd.	424,000	1,229,629
Advanced Ceramic X Corp.	9,000	61,131
Advanced International Multitech Co. Ltd.(2)	147,000	379,860
Advanced Optoelectronic Technology, Inc.	23,000	14,801
Advanced Power Electronics Corp.	17,000	58,477
Advantech Co. Ltd.	65,199	861,740
AGV Products Corp.	183,000	67,242
Airtac International Group	4,185	134,903
Alexander Marine Co. Ltd.(2)	13,000	229,209
Allied Circuit Co. Ltd.(2)	37,000	176,642
Allied Supreme Corp.(2)	31,000	295,753
Alltek Technology Corp.	59,529	80,966
Alltop Technology Co. Ltd.	35,252	171,613
Alpha Networks, Inc.	153,772	192,232
Altek Corp.	60,000	68,390
Amazing Microelectronic Corp.(2)	100,259	363,120
Ampire Co. Ltd.	63,000	76,553
AMPOC Far-East Co. Ltd.	22,000	48,558
AmTRAN Technology Co. Ltd.	313,321	134,864
Anji Technology Co. Ltd.(2)	20,000	33,709
Anpec Electronics Corp.(2)	33,000	174,653
Apacer Technology, Inc.(1)	53,000	100,448
APAQ Technology Co. Ltd.	12,000	20,178
Apex Dynamics, Inc.	3,000	18,840
Apex International Co. Ltd.(2)	82,000	167,714
Arcadyan Technology Corp.	120,061	451,491
Ardentec Corp.(2)	1,443,000	2,726,587
Argosy Research, Inc.	28,545	99,195
ASE Technology Holding Co. Ltd., ADR(2)	1,072,027	8,168,846
Asia Cement Corp.	1,431,000	2,044,914
Asia Optical Co., Inc.	146,000	310,589
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,554
Asia Polymer Corp.(2)	388,007	325,094
Asia Tech Image, Inc.	10,000	22,545
Asia Vital Components Co. Ltd.(2)	388,243	2,485,884
ASIX Electronics Corp.	11,000	45,320
ASolid Technology Co. Ltd.	21,000	76,397
ASPEED Technology, Inc.	8,400	784,199

ASROCK, Inc.	3,000	15,414
Asustek Computer, Inc.(2)	733,000	7,266,381
ATE Energy International Co. Ltd.	47,000	48,782
Aten International Co. Ltd.	9,000	25,058
Audix Corp.	19,000	35,446
AUO Corp.(2)	6,375,160	3,646,585
AURAS Technology Co. Ltd.(2)	36,000	315,404
AVer Information, Inc.	14,000	19,159
Avermedia Technologies	24,000	17,102
Azurewave Technologies, Inc.(1)	12,000	10,832
Bafang Yunji International Co. Ltd.(2)	30,000	169,587
Bank of Kaohsiung Co. Ltd.	138,318	55,554
Baolong International Co. Ltd.	34,000	17,689
Basso Industry Corp.	26,000	35,748
BenQ Materials Corp.	108,000	124,561
BenQ Medical Technology Corp.(2)	23,000	44,736
BES Engineering Corp.(2)	2,021,000	752,437
Bin Chuan Enterprise Co. Ltd.	23,000	17,291
Bioteque Corp.	6,000	22,341
Bizlink Holding, Inc.	14,357	128,901
Bora Pharmaceuticals Co. Ltd.	5,502	136,263
Brighton-Best International Taiwan, Inc.	206,000	237,186
C Sun Manufacturing Ltd.(2)	40,976	70,003
Capital Futures Corp.	19,000	27,475
Capital Securities Corp.	864,000	390,218
Career Technology MFG. Co. Ltd.(1)(2)	569,100	432,503
Catcher Technology Co. Ltd.	945,000	5,696,645
Cathay Financial Holding Co. Ltd.	3,911,062	5,626,611
Cayman Engley Industrial Co. Ltd.	7,000	18,206
Center Laboratories, Inc.	59,290	96,889
Central Reinsurance Co. Ltd.	142,585	93,913
Century Iron & Steel Industrial Co. Ltd.(2)	133,000	471,202
Chailease Holding Co. Ltd.	109,783	722,410
Chain Chon Industrial Co. Ltd.	43,000	22,147
Chaintech Technology Corp.	42,000	46,683
Champion Building Materials Co. Ltd.	81,900	23,913
Champion Microelectronic Corp.	19,000	42,550
Chang Hwa Commercial Bank Ltd.	2,474,864	1,448,467
Chang Wah Electromaterials, Inc.	193,000	230,558
Chang Wah Technology Co. Ltd.	17,500	24,017
Channel Well Technology Co. Ltd.(2)	245,000	462,196
Charoen Pokphand Enterprise	72,600	211,875
CHC Healthcare Group(2)	217,000	449,249
Chen Full International Co. Ltd.	16,000	21,851
Cheng Loong Corp.	298,000	307,698
Cheng Mei Materials Technology Corp.(1)	576,158	211,774
Cheng Shin Rubber Industry Co. Ltd.	643,000	814,584
Cheng Uei Precision Industry Co. Ltd.(2)	205,000	277,646
Chenming Electronic Technology Corp.(1)(2)	226,000	214,727
Chia Chang Co. Ltd.	30,000	38,420
Chia Hsin Cement Corp.	126,000	85,636
Chicony Electronics Co. Ltd.	529,000	1,823,851
Chicony Power Technology Co. Ltd.	42,000	114,659
Chieftek Precision Co. Ltd.	1,100	2,647
China Airlines Ltd.(2)	1,409,000	1,015,248

China Bills Finance Corp.	155,000	77,655
China Chemical & Pharmaceutical Co. Ltd.(2)	328,000	275,526
China Container Terminal Corp.	38,000	26,753
China Development Financial Holding Corp.	3,288,943	1,355,916
China Development Financial Holding Corp., Preference Shares	402,360	93,082
China Electric Manufacturing Corp.(2)	450,000	256,061
China General Plastics Corp.(2)	157,722	120,914
China Man-Made Fiber Corp.(1)	430,320	112,886
China Metal Products	115,000	130,435
China Motor Corp.	217,800	678,643
China Petrochemical Development Corp.(2)	3,221,980	1,025,987
China Steel Chemical Corp.	6,000	22,125
China Steel Corp.	5,950,000	5,610,836
China Steel Structure Co. Ltd.	18,000	33,833
China Wire & Cable Co. Ltd.	113,000	100,743
Chinese Maritime Transport Ltd.(2)	131,000	169,509
Chin-Poon Industrial Co. Ltd.	325,000	333,460
Chipbond Technology Corp.	566,000	1,232,679
ChipMOS Technologies, Inc.	480,000	615,378
Chlitina Holding Ltd.	34,000	239,803
Chong Hong Construction Co. Ltd.	1,000	2,580
Chroma ATE, Inc.	762,000	5,761,256
Chun Yuan Steel Industry Co. Ltd.(1)	229,000	121,569
Chung Hung Steel Corp.	180,000	135,085
Chung Hwa Pulp Corp.(2)	96,000	79,821
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	474,000	1,762,202
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	282,528
Chunghwa Precision Test Tech Co. Ltd.	22,000	355,729
Chunghwa Telecom Co. Ltd., ADR	118,527	4,850,125
Cleanaway Co. Ltd.	68,000	455,485
Clevo Co.	82,000	87,476
CMC Magnetics Corp.(2)	1,019,063	390,477
Compal Electronics, Inc.(2)	3,070,000	2,778,579
Compeq Manufacturing Co. Ltd.(2)	1,031,000	1,475,362
Concord International Securities Co. Ltd.	79,775	56,129
Concord Securities Co. Ltd.	197,000	76,844
Concraft Holding Co. Ltd.(1)	3,826	1,868
Continental Holdings Corp.	424,000	422,317
Contrel Technology Co. Ltd.	79,000	51,235
Coremax Corp.(2)	49,325	142,831
Coretronic Corp.(2)	299,000	730,416
Co-Tech Development Corp.(2)	614,000	1,146,988
Creative Sensor, Inc.(2)	35,000	34,130
CTBC Financial Holding Co. Ltd.	9,874,000	7,796,080
CTCI Corp.	324,000	430,466
CviLux Corp.	19,000	22,958
CX Technology Co. Ltd.	18,000	13,823
CyberTAN Technology, Inc.(2)	61,000	45,170
DA CIN Construction Co. Ltd.	53,000	56,856
Dafeng TV Ltd.	4,000	6,635
Da-Li Development Co. Ltd.	87,242	89,787
Darfon Electronics Corp.	100,000	152,696
Darwin Precisions Corp.(1)	172,000	60,298
Daxin Materials Corp.(2)	31,000	99,446
Delta Electronics, Inc.	596,000	6,120,299

Depo Auto Parts Ind Co. Ltd.	156,000	508,871
Dimerco Data System Corp.	7,000	24,029
Dimerco Express Corp.(2)	155,160	431,206
D-Link Corp.	369,600	250,685
Double Bond Chemical Industry Co. Ltd.	1,134	1,838
Dr Wu Skincare Co. Ltd.	8,000	32,514
Dynamic Holding Co. Ltd.(2)	239,147	219,048
Dynapack International Technology Corp.	88,000	224,981
E Ink Holdings, Inc.(2)	17,000	114,283
E.Sun Financial Holding Co. Ltd.	1,674,458	1,409,494
Eastern Media International Corp.(2)	117,515	72,123
Eclat Textile Co. Ltd.	58,000	881,790
ECOVE Environment Corp.	1,000	10,371
Edimax Technology Co. Ltd.(1)(2)	86,000	43,152
Edison Opto Corp.(1)	81,911	63,621
Edom Technology Co. Ltd.	68,200	62,337
eGalax_eMPIA Technology, Inc.	21,174	45,998
Egis Technology, Inc.	20,000	55,624
Elan Microelectronics Corp.	296,000	981,048
E-LIFE MALL Corp.	4,000	11,078
Elite Advanced Laser Corp.	55,000	69,284
Elite Material Co. Ltd.(2)	282,000	1,928,574
Elite Semiconductor Microelectronics Technology, Inc.	154,000	441,286
Elitegroup Computer Systems Co. Ltd.(2)	198,000	185,943
eMemory Technology, Inc.	19,000	1,132,780
Emerging Display Technologies Corp.	104,000	117,258
ENNOSTAR, Inc.(2)	244,375	406,321
Eson Precision Ind Co. Ltd.(2)	51,000	147,159
Eternal Materials Co. Ltd.	234,200	249,730
Eurocharm Holdings Co. Ltd.	6,000	38,087
Eva Airways Corp.(2)	1,558,000	1,716,112
Everest Textile Co. Ltd.(1)	2,322	676
Evergreen International Storage & Transport Corp.(2)	447,000	397,380
Evergreen Marine Corp. Taiwan Ltd.(2)	835,676	4,147,286
EVERGREEN Steel Corp.	21,000	42,307
Everlight Chemical Industrial Corp.	130,000	85,151
Everlight Electronics Co. Ltd.	317,000	486,861
Excelliance Mos Corp.	14,000	60,958
Excelsior Medical Co. Ltd.	79,800	236,743
Far Eastern Department Stores Ltd.	167,000	131,677
Far Eastern International Bank	1,657,453	603,498
Far Eastern New Century Corp.	2,391,000	2,510,204
Far EasTone Telecommunications Co. Ltd.(2)	1,045,000	2,609,367
Faraday Technology Corp.(2)	70,000	388,733
Farglory F T Z Investment Holding Co. Ltd.	131,000	273,270
Farglory Land Development Co. Ltd.	205,000	418,040
Federal Corp.(1)	89,000	59,278
Feedback Technology Corp.	29,000	92,006
Feng Hsin Steel Co. Ltd.	101,000	223,257
Feng TAY Enterprise Co. Ltd.	54,800	339,653
Firich Enterprises Co. Ltd.(2)	61,228	68,920
First Financial Holding Co. Ltd.	2,590,997	2,367,494
First Hi-Tec Enterprise Co. Ltd.	62,793	167,990
First Steamship Co. Ltd.(1)(2)	979,210	286,103
FIT Holding Co. Ltd.	75,000	90,596

Fitipower Integrated Technology, Inc.(2)	185,361	955,310
Fittech Co. Ltd.	26,223	70,978
FLEXium Interconnect, Inc.(1)(2)	1,035,000	3,317,675
Flytech Technology Co. Ltd.	82,000	190,505
FocalTech Systems Co. Ltd.	53,804	148,316
Forcecon Tech Co. Ltd.	38,595	90,405
Forest Water Environment Engineering Co. Ltd.	70	66
Formosa Advanced Technologies Co. Ltd.	41,000	57,428
Formosa Chemicals & Fibre Corp.	667,000	1,483,696
Formosa International Hotels Corp.	24,000	223,338
Formosa Laboratories, Inc.(2)	160,000	445,871
Formosa Oilseed Processing Co. Ltd.	49,000	90,585
Formosa Petrochemical Corp.	50,000	140,156
Formosa Plastics Corp.	2,104,000	6,439,592
Formosa Sumco Technology Corp.	7,000	37,662
Formosa Taffeta Co. Ltd.(2)	195,000	176,938
Formosan Rubber Group, Inc.	87,000	61,678
Formosan Union Chemical	300,650	245,196
Fortune Electric Co. Ltd.	1,000	4,704
Foxconn Technology Co. Ltd.	657,000	1,158,303
Foxsemicon Integrated Technology, Inc.	57,000	362,453
Franbo Lines Corp.(2)	313,956	180,499
Froch Enterprise Co. Ltd.(2)	118,000	86,651
FSP Technology, Inc.	65,000	105,278
Fubon Financial Holding Co. Ltd.	4,186,970	8,268,500
Fulgent Sun International Holding Co. Ltd.(2)	68,000	278,014
Fulltech Fiber Glass Corp.	157,759	61,562
Fusheng Precision Co. Ltd.	70,000	477,689
G Shank Enterprise Co. Ltd.(2)	177,000	289,480
Galaxy Software Services Corp.	16,000	89,011
Gamania Digital Entertainment Co. Ltd.(2)	228,000	576,453
GEM Services, Inc.	9,000	22,304
Gemtek Technology Corp.(2)	292,000	297,628
General Interface Solution Holding Ltd.	169,000	403,728
Generalplus Technology, Inc.	27,000	48,785
GeneReach Biotechnology Corp.	14,526	25,253
Genesys Logic, Inc.	12,000	45,784
Genius Electronic Optical Co. Ltd.(2)	71,079	940,209
Getac Holdings Corp.	232,000	521,130
GFC Ltd.	1,000	2,503
Giant Manufacturing Co. Ltd.	53,885	360,218
Giantplus Technology Co. Ltd.(1)	150,000	67,899
Gigabyte Technology Co. Ltd.(2)	964,000	5,832,444
Global Brands Manufacture Ltd.	398,280	506,744
Global Lighting Technologies, Inc.	26,000	47,939
Global Mixed Mode Technology, Inc.	69,000	430,822
Global PMX Co. Ltd.	30,000	130,014
Global Unichip Corp.(2)	30,000	1,452,740
Globaltek Fabrication Co. Ltd.	23,000	40,471
Globalwafers Co. Ltd.(2)	97,000	1,586,038
Gloria Material Technology Corp.(2)	191,000	345,395
GMI Technology, Inc.(2)	44,767	32,205
Gold Circuit Electronics Ltd.(2)	93,600	370,225
Goldsun Building Materials Co. Ltd.	614,674	571,278
Gordon Auto Body Parts(2)	170,000	129,597

Gourmet Master Co. Ltd.(2)	126,000	609,901
Grand Fortune Securities Co. Ltd.	129,600	52,476
Grand Ocean Retail Group Ltd.(1)	1,000	513
Grand Pacific Petrochemical(2)	1,902,000	1,174,839
Grand Process Technology Corp.	19,000	295,124
Grape King Bio Ltd.	115,000	656,515
Great China Metal Industry	9,000	7,522
Great Tree Pharmacy Co. Ltd.	8,151	93,620
Great Wall Enterprise Co. Ltd.	209,220	356,808
Greatek Electronics, Inc.(2)	199,000	371,780
Group Up Industrial Co. Ltd.	55,000	207,371
GTM Holdings Corp.	22,000	20,849
Gudeng Precision Industrial Co. Ltd.	3,346	39,224
Hai Kwang Enterprise Corp.(2)	76,000	48,493
Hannstar Board Corp.	249,927	342,362
HannStar Display Corp.(1)(2)	2,130,000	854,658
HannsTouch Solution, Inc.	303,000	97,494
Harmony Electronics Corp.	17,000	16,865
Harvatek Corp.	62,000	47,324
Heran Co. Ltd.	7,000	24,690
Highlight Tech Corp.	16,000	27,999
Highwealth Construction Corp.	7,261	10,056
Hi-Lai Foods Co. Ltd.	29,000	153,212
Hiroca Holdings Ltd.	47,000	68,441
Hitron Technology, Inc.	117,000	103,247
Hiwin Technologies Corp.	582,451	4,534,930
Ho Tung Chemical Corp.	506,000	152,518
Hocheng Corp.(2)	321,320	244,828
Holdings-Key Electric Wire & Cable Co. Ltd.	145,800	91,160
Holiday Entertainment Co. Ltd.	11,050	31,513
Holtek Semiconductor, Inc.(2)	93,000	212,393
Holy Stone Enterprise Co. Ltd.(2)	78,000	265,042
Hon Hai Precision Industry Co. Ltd.	6,166,000	21,332,990
Hong Pu Real Estate Development Co. Ltd.(1)	5,000	4,171
Hong TAI Electric Industrial	134,000	99,407
Horizon Securities Co. Ltd.(2)	161,120	53,699
Hota Industrial Manufacturing Co. Ltd.	3,000	7,025
Hotai Finance Co. Ltd.	111,000	469,165
Hotai Motor Co. Ltd.	38,000	993,636
Hsin Kuang Steel Co. Ltd.	2,000	3,112
Hsin Yung Chien Co. Ltd.	9,900	33,883
Hsing TA Cement Co.	62,000	37,409
HTC Corp.(1)	48,000	96,105
Hu Lane Associate, Inc.	35,225	167,449
Hua Nan Financial Holdings Co. Ltd.	2,008,987	1,452,982
Huaku Development Co. Ltd.(2)	116,000	339,996
Huang Hsiang Construction Corp.	31,000	46,373
Hung Ching Development & Construction Co. Ltd.	31,000	24,150
Hung Sheng Construction Ltd.	318,880	232,775
Huxen Corp.	2,000	3,466
Hwacom Systems, Inc.	205,000	152,134
Hycon Technology Corp.	351	591
IBF Financial Holdings Co. Ltd.	1,363,139	551,607
IC Plus Corp.	16,000	26,939
Ichia Technologies, Inc.(2)	471,000	442,238

I-Chiun Precision Industry Co. Ltd.(2)	378,000	374,924
IEI Integration Corp.(2)	130,000	379,924
Infortrend Technology, Inc.(2)	92,000	77,633
Info-Tek Corp.	19,000	33,030
Innodisk Corp.(2)	55,401	603,219
Innolux Corp.	9,138,335	4,127,351
Inpaq Technology Co. Ltd.	52,000	96,682
Insyde Software Corp.	18,000	71,669
Intai Technology Corp.	18,000	85,828
Integrated Service Technology, Inc.(2)	131,000	379,603
Interactive Digital Technologies, Inc.	3,000	7,387
International CSRC Investment Holdings Co.	490,000	323,458
International Games System Co. Ltd.	112,000	2,063,678
Inventec Corp.	929,000	1,113,445
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,891
ITE Technology, Inc.	72,000	261,743
ITEQ Corp.	129,000	301,737
Jarllytec Co. Ltd.	41,000	97,402
Jentech Precision Industrial Co. Ltd.	3,299	63,970
Jess-Link Products Co. Ltd.	51,000	103,704
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	38,045
Jinan Acetate Chemical Co. Ltd.	23,000	393,710
Jourdeness Group Ltd.	45,000	114,756
K Laser Technology, Inc.	38,000	29,269
Kaimei Electronic Corp.(2)	187,200	429,625
Kaori Heat Treatment Co. Ltd.(2)	53,000	423,321
KEE TAI Properties Co. Ltd.	181,000	76,509
Kenda Rubber Industrial Co. Ltd.	124,800	124,998
Kenmec Mechanical Engineering Co. Ltd.(1)	221,000	247,703
Kerry TJ Logistics Co. Ltd.	94,000	117,221
Kindom Development Co. Ltd.	312,200	299,693
King Slide Works Co. Ltd.	3,000	41,314
King Yuan Electronics Co. Ltd.	861,000	1,508,923
King's Town Bank Co. Ltd.	638,000	746,347
Kinik Co.(2)	64,000	235,081
Kinpo Electronics	361,000	160,036
Kinsus Interconnect Technology Corp.(2)	246,000	929,646
KMC Kuei Meng International, Inc.	14,000	66,631
KNH Enterprise Co. Ltd.(2)	99,000	57,719
KS Terminals, Inc.(2)	92,000	237,382
Kung Long Batteries Industrial Co. Ltd.	48,000	218,511
Kung Sing Engineering Corp.(1)	70,400	17,331
Kuo Toong International Co. Ltd.(2)	502,000	452,535
Kuo Yang Construction Co. Ltd.(1)	49,727	30,319
Kura Sushi Asia Co. Ltd.	21,000	120,476
Kwong Lung Enterprise Co. Ltd.	50,000	85,616
L&K Engineering Co. Ltd.	370,000	754,291
LandMark Optoelectronics Corp.	15,000	52,348
Lanner Electronics, Inc.(2)	18,000	79,777
Largan Precision Co. Ltd.	37,000	2,719,193
Launch Technologies Co. Ltd.	26,000	76,991
Lealea Enterprise Co. Ltd.(2)	426,000	144,690
Lelon Electronics Corp.	56,138	113,615
Li Cheng Enterprise Co. Ltd.(1)	1,071	765
Li Peng Enterprise Co. Ltd.(1)(2)	391,000	99,601

Lian HWA Food Corp.	47,408	139,949
Lien Hwa Industrial Holdings Corp.	8,038	16,269
Lingsen Precision Industries Ltd.	239,000	113,636
Lion Travel Service Co. Ltd.(1)	1,098	6,386
Lite-On Technology Corp.	1,159,000	3,353,288
Liton Technology Corp.	1,000	1,238
Long Bon International Co. Ltd.(1)	1,800	1,086
Longchen Paper & Packaging Co. Ltd.	338,889	183,371
Longwell Co.	172,000	317,708
Lotes Co. Ltd.	20,776	586,653
Lotus Pharmaceutical Co. Ltd.(1)(2)	108,000	1,146,480
Lucky Cement Corp.	60,000	29,734
Lumax International Corp. Ltd.	9,000	22,133
Lung Yen Life Service Corp.	18,000	21,952
Macauto Industrial Co. Ltd.	11,000	26,365
Machvision, Inc.(2)	17,039	114,711
Macroblock, Inc.(2)	27,000	94,751
Macronix International Co. Ltd.(2)	1,855,000	2,007,128
Magnate Technology Co. Ltd.(2)	85,000	119,879
Makalot Industrial Co. Ltd.	10,825	76,635
Marketech International Corp.	74,000	316,339
Materials Analysis Technology, Inc.(1)(2)	62,000	462,745
Mechema Chemicals International Corp.	2,000	6,294
MedFirst Healthcare Services, Inc.	11,000	39,173
MediaTek, Inc.	191,000	4,693,556
Mega Financial Holding Co. Ltd.	1,208,475	1,405,819
Mercuries & Associates Holding Ltd.	55,550	27,090
Mercuries Life Insurance Co. Ltd.(1)	1,305,835	222,885
Merry Electronics Co. Ltd.	197,000	573,162
Microbio Co. Ltd.	7,221	13,888
Micro-Star International Co. Ltd.	902,000	4,864,990
MIN AIK Technology Co. Ltd.	35,000	19,421
Mirle Automation Corp.	41,000	50,323
Mitac Holdings Corp.(2)	825,560	857,608
momo.com, Inc.	9,000	204,036
MOSA Industrial Corp.	51,938	55,282
Mosel Vitelic, Inc.(2)	79,000	105,020
Motech Industries, Inc.	2,451	2,768
MPI Corp.(2)	104,000	550,695
MSSCORPS Co. Ltd.	29,000	147,019
My Humble House Hospitality Management Consulting(1)	114,000	278,137
Nak Sealing Technologies Corp.	15,000	77,219
Namchow Holdings Co. Ltd.	33,000	54,450
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,247
Nan Liu Enterprise Co. Ltd.	6,000	16,364
Nan Pao Resins Chemical Co. Ltd.	11,000	62,203
Nan Ya Plastics Corp.	1,894,000	4,786,584
Nan Ya Printed Circuit Board Corp.(2)	151,000	1,482,128
Nang Kuang Pharmaceutical Co. Ltd.	67,000	139,605
Nantex Industry Co. Ltd.(2)	154,000	188,115
Nanya Technology Corp.(2)	1,128,000	2,688,448
Nexcom International Co. Ltd.	57,000	79,577
Nichidenbo Corp.	85,000	159,457
Nidec Chaun-Choung Technology Corp.	7,000	40,492
Nien Made Enterprise Co. Ltd.	51,000	583,884

Niko Semiconductor Co. Ltd.	29,000	50,315
Nishoku Technology, Inc.	6,000	18,502
Novatek Microelectronics Corp.(2)	525,000	7,248,311
Nuvoton Technology Corp.	194,428	812,492
Nyquest Technology Co. Ltd.	14,000	31,331
O-Bank Co. Ltd.	732,430	245,214
Ocean Plastics Co. Ltd.	30,000	33,301
Orient Semiconductor Electronics Ltd.(2)	1,606,000	1,102,033
Oriental Union Chemical Corp.	218,000	149,873
O-TA Precision Industry Co. Ltd.(2)	96,000	303,260
Pacific Hospital Supply Co. Ltd.	11,099	32,568
Pan Jit International, Inc.(2)	325,000	737,878
Pan-International Industrial Corp.	112,000	148,490
Parade Technologies Ltd.	2,000	66,153
P-Duke Technology Co. Ltd.	1,105	3,150
Pegatron Corp.(2)	1,838,000	4,500,677
Pegavision Corp.(2)	8,000	93,572
PharmaEngine, Inc.(2)	52,000	157,059
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)	67,000	170,375
Phison Electronics Corp.(2)	123,000	1,707,385
Phoenix Silicon International Corp.(2)	115,280	223,165
Pixart Imaging, Inc.	70,000	250,160
Pou Chen Corp.	609,000	626,446
Power Wind Health Industry, Inc.(1)	4,252	21,000
Powerchip Semiconductor Manufacturing Corp.(2)	1,430,000	1,432,113
Powertech Technology, Inc.	953,000	3,091,455
Poya International Co. Ltd.	31,301	542,334
President Chain Store Corp.	439,000	3,991,413
President Securities Corp.	264,929	146,746
Primax Electronics Ltd.	532,000	1,116,788
Prince Housing & Development Corp.	361,000	142,090
Promate Electronic Co. Ltd.	22,000	30,879
Prosperity Dielectrics Co. Ltd.	34,000	47,312
Qisda Corp.	251,000	343,542
QST International Corp.	9,900	20,437
Quang Viet Enterprise Co. Ltd.	6,000	22,911
Quanta Computer, Inc.	1,265,000	4,783,617
Quanta Storage, Inc.(2)	435,000	989,100
Quintain Steel Co. Ltd.	162,000	90,562
Radiant Opto-Electronics Corp.	1,120,000	4,296,706
Radium Life Tech Co. Ltd.	134,000	40,148
Raydium Semiconductor Corp.(2)	45,000	511,694
Realtek Semiconductor Corp.(2)	462,000	5,725,657
Rechi Precision Co. Ltd.	41,000	24,101
Rexon Industrial Corp. Ltd.	49,000	46,515
Rich Development Co. Ltd.	875,000	290,157
Ritek Corp.(1)	64,281	20,305
Rodex Fasteners Corp.(2)	64,000	108,094
Roo Hsing Co. Ltd.(1)	170,000	16,155
Ruentex Development Co. Ltd.	1,231,400	1,396,365
Ruentex Engineering & Construction Co.	23,290	87,865
Ruentex Industries Ltd.(2)	378,306	700,819
Sampo Corp.	50,000	44,048
San Fang Chemical Industry Co. Ltd.	5,000	3,787

San Shing Fastech Corp.	17,000	29,426
Sanyang Motor Co. Ltd.(2)	328,000	848,579
Savior Lifetec Corp.(1)(2)	149,000	84,324
SCI Pharmtech, Inc.(1)	5,600	21,542
Scientech Corp.	37,000	126,101
ScinoPharm Taiwan Ltd.	2,000	1,693
SDI Corp.	15,000	60,044
Senao International Co. Ltd.	1,000	1,181
Senao Networks, Inc.(2)	44,000	373,508
Sensortek Technology Corp.(2)	9,000	90,423
Sesoda Corp.(2)	134,997	161,931
Shanghai Commercial & Savings Bank Ltd.	1,562,565	2,295,432
Sharehope Medicine Co. Ltd.	50,000	58,252
Sheng Yu Steel Co. Ltd.	51,000	41,779
ShenMao Technology, Inc.(2)	83,000	134,504
Shih Her Technologies, Inc.	24,000	49,501
Shih Wei Navigation Co. Ltd.(2)	284,386	211,097
Shihlin Paper Corp.(1)	30,000	42,902
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	33,378
Shin Kong Financial Holding Co. Ltd.(2)	8,597,740	2,408,597
Shin Zu Shing Co. Ltd.	134,536	408,171
Shining Building Business Co. Ltd.(1)	125,000	48,760
Shinkong Insurance Co. Ltd.	87,000	148,614
Shinkong Synthetic Fibers Corp.	663,000	369,676
Shiny Chemical Industrial Co. Ltd.	39,582	167,111
ShunSin Technology Holding Ltd.	12,000	35,775
Shuttle, Inc.(1)(2)	124,000	50,943
Sigurd Microelectronics Corp.	517,063	932,107
Silergy Corp.	12,000	155,153
Silicon Integrated Systems Corp.(2)	283,404	162,271
Simplo Technology Co. Ltd.(2)	180,000	1,813,820
Sinbon Electronics Co. Ltd.	4,000	46,821
Sincere Navigation Corp.(2)	408,060	275,093
Singatron Enterprise Co. Ltd.	48,000	38,706
Sinher Technology, Inc.	15,000	18,312
Sinkang Industries Co. Ltd.	3,000	1,748
Sinmag Equipment Corp.	9,000	38,778
Sino-American Silicon Products, Inc.	908,000	4,686,679
Sinon Corp.(2)	350,000	401,671
SinoPac Financial Holdings Co. Ltd.	6,517,536	3,666,316
Sinopower Semiconductor, Inc.	6,000	20,178
Sinyi Realty, Inc.	34,000	32,946
Sitronix Technology Corp.(2)	201,000	1,465,941
Siward Crystal Technology Co. Ltd.(2)	221,000	258,414
Softstar Entertainment, Inc.	1,300	3,449
Solar Applied Materials Technology Corp.(2)	264,670	319,971
Solomon Technology Corp.(2)	163,000	171,791
Solteam, Inc.	44,863	65,703
Sonix Technology Co. Ltd.(2)	66,000	109,307
Speed Tech Corp.	1,000	1,651
Sporton International, Inc.	60,000	471,096
St Shine Optical Co. Ltd.	39,000	302,893
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	36,886
Standard Foods Corp.	59,000	78,776
Stark Technology, Inc.	35,000	137,650

Sumeeko Industries Co. Ltd.	17,000	51,876
Sunjuice Holdings Co. Ltd.	3,000	30,975
Sunny Friend Environmental Technology Co. Ltd.	10,000	50,721
Sunonwealth Electric Machine Industry Co. Ltd.	306,000	862,314
Sunplus Technology Co. Ltd.	25,000	20,482
Sunrex Technology Corp.	74,000	99,794
Supreme Electronics Co. Ltd.	182,755	274,761
Swancor Holding Co. Ltd.(2)	92,000	282,681
Sweeten Real Estate Development Co. Ltd.	4,320	3,799
Symtek Automation Asia Co. Ltd.	55,000	196,573
Syncmold Enterprise Corp.	32,000	61,807
Synnex Technology International Corp.(2)	393,000	816,516
Syscom Computer Engineering Co.(2)	89,000	200,577
Systex Corp.	17,000	55,522
T3EX Global Holdings Corp.(2)	194,213	442,137
TA Chen Stainless Pipe(2)	1,308,184	1,917,734
Ta Ya Electric Wire & Cable(2)	127,363	128,646
TAI Roun Products Co. Ltd.	23,000	11,224
TA-I Technology Co. Ltd.	31,750	49,910
Tai Tung Communication Co. Ltd.(1)	42,000	27,144
Taichung Commercial Bank Co. Ltd.	2,158,425	1,028,063
TaiDoc Technology Corp.(2)	81,000	484,052
Taiflex Scientific Co. Ltd.	22,000	30,342
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	33,147
Taimide Tech, Inc.	55,000	66,715
Tainan Spinning Co. Ltd.	189,000	99,441
Tai-Saw Technology Co. Ltd.(2)	75,000	71,274
Taishin Financial Holding Co. Ltd.	7,127,841	4,252,476
TaiSol Electronics Co. Ltd.	13,000	21,114
Taisun Enterprise Co. Ltd.	4,000	4,141
Taita Chemical Co. Ltd.	112,850	73,686
TAI-TECH Advanced Electronics Co. Ltd.	15,000	51,170
Taitien Electronics Co. Ltd.	107,000	145,766
Taiwan Business Bank	4,782,825	2,191,906
Taiwan Cement Corp.(2)	757,853	933,920
Taiwan Cogeneration Corp.	54,518	89,514
Taiwan Cooperative Financial Holding Co. Ltd.	2,654,263	2,412,725
Taiwan Fertilizer Co. Ltd.	302,000	595,280
Taiwan Fire & Marine Insurance Co. Ltd.(1)	41,000	29,821
Taiwan FU Hsing Industrial Co. Ltd.	29,000	41,747
Taiwan Glass Industry Corp.(2)	1,035,000	616,917
Taiwan High Speed Rail Corp.	513,000	542,827
Taiwan Hon Chuan Enterprise Co. Ltd.	542,000	1,831,372
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,000	59,872
Taiwan IC Packaging Corp.	32,000	12,989
Taiwan Kong King Co. Ltd.	43,000	50,403
Taiwan Line Tek Electronic	114,000	114,734
Taiwan Mask Corp.	24,000	63,068
Taiwan Mobile Co. Ltd.	774,000	2,606,103
Taiwan Navigation Co. Ltd.(2)	350,000	329,719
Taiwan Paiho Ltd.	402,000	715,733
Taiwan PCB Techvest Co. Ltd.	238,000	314,449
Taiwan Sakura Corp.	4,000	8,561
Taiwan Secom Co. Ltd.	70,000	267,611
Taiwan Semiconductor Co. Ltd.	76,000	233,460

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,415,551	139,559,173
Taiwan Shin Kong Security Co. Ltd.	7,070	9,559
Taiwan Steel Union Co. Ltd.	22,000	66,285
Taiwan Styrene Monomer(2)	72,000	38,662
Taiwan Surface Mounting Technology Corp.	642,000	2,105,517
Taiwan Takisawa Technology Co. Ltd.	19,000	21,967
Taiwan TEA Corp.(1)(2)	304,000	219,889
Taiwan Union Technology Corp.(2)	462,000	1,126,208
Taiwan-Asia Semiconductor Corp.(2)	200,000	239,198
Taiyen Biotech Co. Ltd.	24,000	26,387
Tatung Co. Ltd.(1)(2)	1,353,000	1,861,069
Tatung System Technologies, Inc.	21,000	44,471
TCI Co. Ltd.	2,000	11,488
Team Group, Inc.(1)	105,000	208,210
Teco Electric & Machinery Co. Ltd.(2)	1,917,000	3,191,368
Test Research, Inc.	60,000	125,331
Test Rite International Co. Ltd.	33,000	22,756
Thermaltake Technology Co. Ltd.	97	162
Thinking Electronic Industrial Co. Ltd.	68,000	339,893
Thye Ming Industrial Co. Ltd.(2)	77,400	113,647
Ton Yi Industrial Corp.	737,000	459,575
Tong Hsing Electronic Industries Ltd.(2)	79,524	472,684
Tong Yang Industry Co. Ltd.	376,000	604,063
Top Bright Holding Co. Ltd.	8,000	26,620
Top Union Electronics Corp.(2)	64,000	85,252
Topco Scientific Co. Ltd.	123,000	798,542
Topkey Corp.	89,000	565,022
Topoint Technology Co. Ltd.	51,000	50,304
TPK Holding Co. Ltd.(2)	347,000	478,224
Trade-Van Information Services Co.	2,000	4,189
Transcend Information, Inc.	59,000	147,691
Tripod Technology Corp.	558,000	2,331,501
Tsann Kuen Enterprise Co. Ltd.	102,589	145,087
TSC Auto ID Technology Co. Ltd.	8,000	60,899
TSRC Corp.	329,000	272,577
Ttet Union Corp.	6,000	29,571
TTY Biopharm Co. Ltd.(2)	74,000	182,152
Tul Corp.	18,000	47,595
Tung Ho Steel Enterprise Corp.	505,760	919,534
Tung Thih Electronic Co. Ltd.(2)	51,000	254,214
TXC Corp.(2)	1,328,000	3,893,384
TYC Brother Industrial Co. Ltd.(2)	273,000	258,896
Tycoons Group Enterprise(1)	66,000	21,875
UDE Corp.	31,000	42,095
Ultra Chip, Inc.(2)	20,000	64,850
U-Ming Marine Transport Corp.	342,000	537,774
Unic Technology Corp.(2)	183,000	122,501
Unimicron Technology Corp.(2)	1,101,000	6,440,032
Union Bank of Taiwan	1,081,129	585,738
Uni-President Enterprises Corp.	1,332,000	3,218,158
Unitech Computer Co. Ltd.	46,000	53,242
Unitech Printed Circuit Board Corp.(1)(2)	373,000	218,539
United Integrated Services Co. Ltd.	345,000	2,564,303
United Microelectronics Corp.(2)	7,430,000	12,436,212
United Orthopedic Corp.(1)	63,000	136,552

United Renewable Energy Co. Ltd.(1)	31,085	20,350
Universal Cement Corp.	229,000	205,940
Universal Vision Biotechnology Co. Ltd.	14,700	188,352
Universal, Inc.	17,000	13,816
Unizyx Holding Corp.(2)	486,043	701,728
UPC Technology Corp.	295,000	137,495
Userjoy Technology Co. Ltd.	15,350	46,470
USI Corp.	314,000	234,669
Utechzone Co. Ltd.	60,000	168,195
Vanguard International Semiconductor Corp.(2)	1,404,000	4,229,626
Ventec International Group Co. Ltd.(2)	30,000	87,954
VIA Labs, Inc.	2,000	14,674
Viking Tech Corp.	69,000	146,941
Visco Vision, Inc.	19,000	139,216
Visual Photonics Epitaxy Co. Ltd.	44,000	149,170
Voltronic Power Technology Corp.	33,100	2,082,941
Wafer Works Corp.(2)	148,000	215,908
Wah Hong Industrial Corp.	19,000	19,151
Wah Lee Industrial Corp.	37,740	106,234
Walsin Lihwa Corp.(2)	1,994,553	2,989,289
Walsin Technology Corp.	272,000	918,632
Walton Advanced Engineering, Inc.	88,000	39,170
Wan Hai Lines Ltd.(2)	297,640	559,890
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	63,970
Wei Chuan Foods Corp.	82,000	54,477
Weikeng Industrial Co. Ltd.	147,000	148,156
Well Shin Technology Co. Ltd.	16,000	29,123
Wholetech System Hitech Ltd.	33,000	55,060
Win Semiconductors Corp.(2)	99,000	513,282
Winbond Electronics Corp.(2)	2,229,000	1,926,251
Winstek Semiconductor Co. Ltd.(2)	93,000	201,309
WinWay Technology Co. Ltd.(2)	10,000	257,976
Wisdom Marine Lines Co. Ltd.(2)	326,378	540,054
Wisechip Semiconductor, Inc.	12,000	19,289
Wistron Corp.(2)	1,595,000	3,456,143
Wistron Information Technology & Services Corp.	81,000	313,278
Wistron NeWeb Corp.(2)	378,000	1,075,310
Wiwynn Corp.(2)	66,000	2,481,321
Wonderful Hi-Tech Co. Ltd.(2)	58,000	64,895
Wowprime Corp.(1)(2)	128,000	1,384,728
WPG Holdings Ltd.	271,000	468,452
WT Microelectronics Co. Ltd.(2)	195,000	417,622
XinTec, Inc.	39,000	132,855
Xxentria Technology Materials Corp.	16,000	36,308
Yageo Corp.(2)	146,822	2,419,301
Yang Ming Marine Transport Corp.(2)	781,000	1,541,122
Yankey Engineering Co. Ltd.	35,000	343,772
YC INOX Co. Ltd.	248,486	233,315
Yea Shin International Development Co. Ltd.	38,106	33,793
Yem Chio Co. Ltd.	261,579	135,754
Yeong Guan Energy Technology Group Co. Ltd.(2)	70,000	167,334
YFY, Inc.	1,541,000	1,587,315
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	13,781
Yieh Phui Enterprise Co. Ltd.	172,200	86,363
Young Fast Optoelectronics Co. Ltd.	39,000	42,668

Youngtek Electronics Corp.	50,000	107,744
Yuanta Financial Holding Co. Ltd.	5,955,733	4,616,628
Yulon Finance Corp.	160,900	1,018,640
Yulon Motor Co. Ltd.(2)	405,397	1,153,389
YungShin Global Holding Corp.	133,000	198,257
Zeng Hsing Industrial Co. Ltd.	16,115	57,368
Zenitron Corp.	50,000	56,513
Zero One Technology Co. Ltd.(2)	171,526	362,238
Zhen Ding Technology Holding Ltd.	924,000	3,478,252
Zinwell Corp.(1)	75,000	46,432
Zippy Technology Corp.	3,000	4,480
ZongTai Real Estate Development Co. Ltd.	233,496	367,598
		604,009,667
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	189,200	204,951
Absolute Clean Energy PCL, NVDR(1)	830,900	47,474
Advanced Info Service PCL, NVDR	332,900	2,018,171
Advanced Information Technology PCL, NVDR	307,700	45,082
AEON Thana Sinsap Thailand PCL, NVDR	34,200	195,942
Airports of Thailand PCL, NVDR(1)	753,800	1,531,854
AJ Plast PCL, NVDR	39,300	11,117
Amanah Leasing PCL, NVDR	318,700	26,723
Amata Corp. PCL, NVDR	446,200	283,221
Ananda Development PCL, NVDR(1)	53,000	1,537
AP Thailand PCL, NVDR	4,952,000	1,650,180
Aqua Corp. PCL, NVDR(1)	1,757,300	25,744
Asia Aviation PCL, NVDR(1)	50,344	3,904
Asia Plus Group Holdings PCL, NVDR	561,700	46,466
Asian Sea Corp. PCL, NVDR	207,750	57,599
Asset World Corp. PCL, NVDR	1,689,200	238,645
B Grimm Power PCL, NVDR	281,600	302,787
Bangchak Corp. PCL, NVDR	2,074,300	1,905,277
Bangkok Bank PCL, NVDR	74,200	347,227
Bangkok Chain Hospital PCL, NVDR	2,988,800	1,587,215
Bangkok Dusit Medical Services PCL, NVDR	3,240,200	2,626,894
Bangkok Expressway & Metro PCL, NVDR	3,277,900	758,317
Bangkok Land PCL, NVDR	2,403,600	58,686
Bangkok Life Assurance PCL, NVDR	1,864,900	1,446,088
Banpu PCL, NVDR	5,955,366	1,410,531
Banpu Power PCL, NVDR	119,900	48,915
BCPG PCL, NVDR	587,600	152,700
Beauty Community PCL, NVDR(1)	64,400	1,369
BEC World PCL, NVDR	687,000	175,568
Berli Jucker PCL, NVDR	252,500	262,769
Better World Green PCL, NVDR(1)	4,590,800	90,985
BG Container Glass PCL, NVDR	56,100	15,465
BTS Group Holdings PCL, NVDR	2,271,300	463,298
Bumrungrad Hospital PCL, NVDR	294,800	1,887,492
Cal-Comp Electronics Thailand PCL, NVDR	516,574	30,007
Carabao Group PCL, NVDR	10,500	20,027
Central Pattana PCL, NVDR	774,200	1,500,188
Central Plaza Hotel PCL, NVDR(1)	113,900	164,287
Central Retail Corp. PCL, NVDR	460,966	555,986
CH Karnchang PCL, NVDR	471,600	260,189
Charoen Pokphand Foods PCL, NVDR	1,766,700	1,019,752

Chularat Hospital PCL, NVDR	11,084,400	1,043,046
CK Power PCL, NVDR	593,200	56,561
Com7 PCL, NVDR	1,771,700	1,474,736
Country Group Development PCL, NVDR(1)	979,000	10,408
Country Group Holdings PCL, NVDR(1)	391,100	8,873
CP ALL PCL, NVDR	995,700	1,823,166
Delta Electronics Thailand PCL, NVDR	965,100	2,742,685
Diamond Building Products PCL, NVDR	51,200	11,762
Ditto Thailand PCL, NVDR	57,600	54,982
Dohome PCL, NVDR	309,300	128,770
Dynasty Ceramic PCL, NVDR	1,977,800	113,648
Eastern Polymer Group PCL, NVDR	226,400	45,538
Ekachai Medical Care PCL, NVDR	252,560	58,125
Electricity Generating PCL, NVDR	419,800	1,742,398
Energy Absolute PCL, NVDR	665,400	1,241,371
Erawan Group PCL, NVDR(1)	389,440	46,315
Forth Corp. PCL, NVDR	8,400	7,832
G J Steel PCL, NVDR(1)	6,403,900	51,427
GFPT PCL, NVDR	287,200	101,345
Global Power Synergy PCL, NVDR	115,800	194,480
Gulf Energy Development PCL, NVDR	766,020	1,071,698
Gunkul Engineering PCL, NVDR	2,557,400	246,658
Haad Thip PCL, NVDR	13,900	16,766
Hana Microelectronics PCL, NVDR	353,800	446,888
Home Product Center PCL, NVDR	3,532,600	1,399,784
Ichitan Group PCL, NVDR	558,100	232,290
Indorama Ventures PCL, NVDR	1,008,100	919,238
Intouch Holdings PCL, NVDR	236,500	507,599
IRPC PCL, NVDR	3,612,300	230,238
Italian-Thai Development PCL, NVDR(1)	2,149,900	91,385
Jasmine International PCL, NVDR(1)	4,678,200	227,101
JMT Network Services PCL, NVDR	88,068	108,709
Kasikornbank PCL, NVDR	422,700	1,572,278
KCE Electronics PCL, NVDR	1,088,400	1,218,312
KGI Securities Thailand PCL, NVDR	805,200	106,404
Khon Kaen Sugar Industry PCL, NVDR	380,000	37,513
Kiatnakin Phatra Bank PCL, NVDR	99,300	179,663
Krung Thai Bank PCL, NVDR	2,455,800	1,339,996
Krungthai Card PCL, NVDR	505,200	739,762
Land & Houses PCL, NVDR	7,255,000	1,770,974
Lanna Resources PCL, NVDR	86,300	38,165
LPN Development PCL, NVDR	441,700	55,816
Major Cineplex Group PCL, NVDR	36,400	16,203
Master Ad PCL, NVDR(1)	1,993,300	30,911
MBK PCL, NVDR	568,700	264,342
MC Group PCL, NVDR	20,300	7,872
MCS Steel PCL, NVDR	184,800	37,693
Mega Lifesciences PCL, NVDR	389,300	435,715
MFEC PCL, NVDR	71,500	16,019
Minor International PCL, NVDR	1,886,700	1,828,154
MK Restaurants Group PCL, NVDR	9,300	13,826
Muangthai Capital PCL, NVDR	132,000	156,200
Namyong Terminal PCL, NVDR	30,600	3,623
Noble Development PCL, Class C, NVDR	205,200	26,524
Nusasiri PCL, NVDR(1)	2,022,600	46,480

Origin Property PCL, NVDR	94,600	29,328
Osotspa PCL, NVDR	389,400	324,347
Plan B Media PCL, NVDR	5,498,800	1,421,138
Polyplex Thailand PCL, NVDR	118,600	45,640
POSCO-Thainox PCL, NVDR	576,900	12,092
Praram 9 Hospital PCL, NVDR	182,600	93,763
Precious Shipping PCL, NVDR	651,100	174,985
Premier Marketing PCL, NVDR	72,700	18,796
Prima Marine PCL, NVDR	866,200	165,387
Property Perfect PCL, NVDR	2,307,910	24,546
Pruksa Holding PCL, NVDR	89,200	31,773
PTG Energy PCL, NVDR	1,968,500	678,153
PTT Exploration & Production PCL, NVDR	563,400	2,255,970
PTT Global Chemical PCL, NVDR	1,186,500	1,200,622
PTT Oil & Retail Business PCL, NVDR	493,500	283,509
PTT PCL, NVDR	3,239,200	2,790,412
Quality Houses PCL, NVDR	17,221,200	1,137,734
R&B Food Supply PCL, NVDR	29,500	8,549
Rabbit Holdings PCL, NVDR(1)	3,088,800	54,992
Raimon Land PCL, NVDR(1)	1,000,000	18,110
Rajthanee Hospital PCL, NVDR	65,600	54,166
Ratch Group PCL, NVDR	550,050	572,592
Ratchthani Leasing PCL, NVDR	1,188,400	119,432
Regional Container Lines PCL, NVDR	1,813,800	1,249,599
Rojana Industrial Park PCL, NVDR	239,200	39,141
RS PCL, NVDR	208,010	84,845
S Hotels & Resorts PCL, NVDR(1)	813,100	84,919
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	24,097
Sabina PCL, NVDR	91,200	82,493
Samart Corp. PCL, NVDR(1)	72,200	11,815
Sansiri PCL, NVDR	15,195,900	759,450
Sappe PCL, NVDR	43,800	106,482
SC Asset Corp. PCL, NVDR	869,800	108,937
SCB X PCL, NVDR	122,700	364,639
SCGJWD Logistics PCL, NVDR	375,400	189,717
SEAFCO PCL, NVDR(1)	16,100	1,628
Sermsang Power Corp. Co. Ltd., NVDR	416,975	103,482
Siam Cement PCL, NVDR	281,400	2,577,264
Siam City Cement PCL, NVDR	19,500	73,968
Siam Global House PCL, NVDR	1,426,759	766,258
Siam Makro PCL, NVDR	20,337	23,655
Siamgas & Petrochemicals PCL, NVDR	124,500	30,398
Sikarin PCL, NVDR	21,100	6,784
Singha Estate PCL, NVDR	1,000,000	45,104
Sino-Thai Engineering & Construction PCL, NVDR	1,353,900	363,251
SISB PCL, NVDR	89,700	102,392
SNC Former PCL, NVDR	107,500	34,880
Somboon Advance Technology PCL, NVDR	159,800	92,204
SPCG PCL, NVDR	87,000	31,236
Sri Trang Agro-Industry PCL, NVDR	758,400	413,777
Srisawad Capital 1969 PCL, NVDR	228,500	34,111
Srisawad Corp. PCL, NVDR	954,500	1,526,773
Srivichai Vejvivat PCL, NVDR	93,400	21,611
Star Petroleum Refining PCL, NVDR	459,000	108,674
STP & I PCL, NVDR(1)	367,800	39,943

Supalai PCL, NVDR	915,500	531,309
Super Energy Corp. PCL, NVDR(1)	6,494,800	108,179
Susco PCL, NVDR	237,800	25,949
Synnex Thailand PCL, NVDR	47,100	18,017
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	197,787
Tata Steel Thailand PCL, NVDR	498,600	13,176
TEAM Consulting Engineering & Management PCL, NVDR	535,560	126,047
Thai Airways International PCL, NVDR(1)	20,500	1,956
Thai Oil PCL, NVDR	1,152,200	1,429,909
Thai Solar Energy PCL, NVDR	212,200	13,647
Thai Union Group PCL, NVDR	3,853,300	1,626,860
Thai Vegetable Oil PCL, NVDR	227,700	168,411
Thaicom PCL, NVDR	978,300	326,415
Thaifoods Group PCL, NVDR	365,800	46,570
Thanachart Capital PCL, NVDR	118,400	176,002
Thonburi Healthcare Group PCL, NVDR	934,600	1,832,143
Thoresen Thai Agencies PCL, NVDR	845,900	173,727
Tipco Asphalt PCL, NVDR	489,900	256,193
Tisco Financial Group PCL, NVDR	63,900	177,169
TKS Technologies PCL, NVDR	43,200	11,846
TMBThanachart Bank PCL, NVDR	1,642,100	74,472
TOA Paint Thailand PCL, NVDR	158,600	151,431
TPI Polene PCL, NVDR	1,342,100	56,324
TPI Polene Power PCL, NVDR	537,300	50,642
TQM Alpha PCL, NVDR	96,100	86,210
TRC Construction PCL, NVDR(1)	7,280,500	108,655
Triple i Logistics PCL, NVDR	331,586	113,299
True Corp. PCL, NVDR	6,452,647	1,270,133
TTW PCL, NVDR	244,900	59,795
Unique Engineering & Construction PCL, NVDR(1)	129,200	12,398
United Paper PCL, NVDR	45,600	14,536
Univentures PCL, NVDR	191,000	15,577
Vanachai Group PCL, NVDR	117,200	13,266
VGI PCL, NVDR	194,070	17,944
WHA Corp. PCL, NVDR	3,409,900	432,846
Workpoint Entertainment PCL, NVDR	45,500	21,044
		80,658,343
Turkey — 0.9%
AG Anadolu Grubu Holding AS	7,413	34,256
Akbank TAS	1,773,521	1,352,926
Aksa Akrilik Kimya Sanayii AS	43,628	134,468
Aksa Enerji Uretim AS(2)	67,604	111,159
Alarko Holding AS	3,511	11,479
Albaraka Turk Katilim Bankasi AS(1)	397,513	47,938
Anadolu Anonim Turk Sigorta Sirketi(1)	78,186	66,859
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	39,760
Aselsan Elektronik Sanayi Ve Ticaret AS	249,317	571,746
Bagfas Bandirma Gubre Fabrikalari AS	24,987	28,757
Baticim Bati Anadolu Cimento Sanayii AS(1)	23,006	40,959
Bera Holding AS(2)	868,309	421,511
BIM Birlesik Magazalar AS	188,141	1,280,324
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	19,563
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	5,380
Cimsa Cimento Sanayi VE Ticaret AS	29,776	155,327
Coca-Cola Icecek AS	32,980	368,059

Dogan Sirketler Grubu Holding AS	537,513	216,048
Dogus Otomotiv Servis ve Ticaret AS	10,857	74,851
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	6,869
Enerjisa Enerji AS	12,582	18,790
Eregli Demir ve Celik Fabrikalari TAS(1)	301,464	480,526
Esenboga Elektrik Uretim AS	17,772	50,291
Ford Otomotiv Sanayi AS	17,375	480,059
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	38,320	110,831
Goodyear Lastikleri TAS(1)	456	414
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	35,254	19,718
GSD Holding AS	318,475	42,927
Gubre Fabrikalari TAS(1)(2)	5,436	67,924
Haci Omer Sabanci Holding AS	463,790	862,743
Hektas Ticaret TAS(1)	128,478	173,407
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	44,103
Is Finansal Kiralama AS(1)	128,833	35,545
Is Yatirim Menkul Degerler AS	39,099	91,336
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	324,090
Kervan Gida Sanayi Ve Ticaret AS	40,141	28,987
KOC Holding AS	504,508	1,915,063
Kordsa Teknik Tekstil AS	10,599	33,595
Koza Altin Isletmeleri AS(2)	401,383	446,265
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	139,896
Logo Yazilim Sanayi Ve Ticaret AS	21,409	55,917
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	41,814	108,932
Migros Ticaret AS	213,867	1,779,643
MLP Saglik Hizmetleri AS(1)	42,404	137,097
Naturel Yenilenebilir Enerji Ticaret AS	6,294	44,358
NET Holding AS(1)	41,981	23,547
Nuh Cimento Sanayi AS	391	2,395
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,637,656	523,475
Pegasus Hava Tasimaciligi AS(1)	31,554	697,447
Petkim Petrokimya Holding AS(1)	208,304	140,746
Polisan Holding AS	239,551	99,734
Ral Yatirim Holding AS(1)	20,891	64,647
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	49,702	101,635
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	19,019	28,451
Sasa Polyester Sanayi AS(1)	142,652	373,319
Sekerbank Turk AS	6,054	697
Selcuk Ecza Deposu Ticaret ve Sanayi AS	14,657	23,699
Sok Marketler Ticaret AS(1)	333,530	437,093
TAV Havalimanlari Holding AS(1)	366,009	1,371,950
Tekfen Holding AS	89,065	128,000
Tofas Turk Otomobil Fabrikasi AS	13,715	142,195
Tukas Gida Sanayi ve Ticaret AS(1)	102,313	69,050
Turk Hava Yollari AO(1)	412,858	2,859,832
Turkcell Iletisim Hizmetleri AS, ADR	348,632	1,443,336
Turkiye Halk Bankasi AS(1)	139,732	85,588
Turkiye Is Bankasi AS, C Shares	2,907,539	1,567,793
Turkiye Petrol Rafinerileri AS	551,822	1,781,123
Turkiye Sinai Kalkinma Bankasi AS(1)	1,062,108	210,329
Turkiye Sise ve Cam Fabrikalari AS	502,562	978,989
Turkiye Vakiflar Bankasi TAO, D Shares(1)	179,737	81,465
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	777	4,813
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	104,062

Vestel Elektronik Sanayi ve Ticaret AS(1)		68,744	149,046
Yapi ve Kredi Bankasi AS		797,008	392,577
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS		10,342	15,245
Zorlu Enerji Elektrik Uretim AS(1)		1,617,457	384,738
			26,767,712
TOTAL COMMON STOCKS (Cost $3,217,911,630)			3,151,957,428
WARRANTS†
Thailand†
Better World Green PCL, NVDR(1)		765,133	1,759
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	1,013
Kiatnakin Phatra Bank PCL, NVDR(1)		8,275	556
MBK PCL, NVDR(1)		7,224	2,739
TEAM Consulting Engineering & Management PCL, NVDR(1)		107,112	10,742
TOTAL WARRANTS (Cost $—)			16,809
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24(Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,439
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,430,646	1,430,646
State Street Navigator Securities Lending Government Money Market Portfolio(5)		21,324,523	21,324,523
TOTAL SHORT-TERM INVESTMENTS (Cost $22,755,169)			22,755,169
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $3,240,668,467)			3,174,730,845
OTHER ASSETS AND LIABILITIES — (0.5)%			(15,611,787)
TOTAL NET ASSETS — 100.0%			$3,159,119,058

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.6%
Financials	20.2%
Consumer Discretionary	11.3%
Materials	10.4%
Industrials	8.7%
Communication Services	6.8%
Energy	5.7%
Consumer Staples	5.6%
Health Care	3.9%
Utilities	3.3%
Real Estate	2.3%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $165,219,303. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,439, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $178,718,018, which includes securities collateral of $157,393,495.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$106,838,871	$81,433,336	—
Chile	5,414,832	14,808,724	—
China	197,503,165	625,360,303	—
Colombia	2,866,943	1,279,300	—
India	40,708,829	481,686,312	—
Indonesia	6,262,791	65,229,831	—
Mexico	31,849,470	64,660,989	—
Peru	9,492,036	—	—
Philippines	1,136,571	25,691,199	—
South Africa	26,911,663	87,376,152	—
South Korea	36,936,384	409,145,508	—
Taiwan	152,578,144	451,431,523	—
Turkey	1,443,336	25,324,376	—
Other Countries	—	198,586,840	—
Warrants	—	16,809	—
Corporate Bonds	—	1,439	—
Short-Term Investments	22,755,169	—	—
	$642,698,204	$2,532,032,641	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.